UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Hard Asset Fund - Class A (EPHAX)
•	EuroPac Hard Asset Fund - Class I (EPHIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP China Fund - Class A (EPHCX)
•	EP Asia Small Companies Fund - Class A (EPASX)
•	EP Asia Small Companies Fund - Class I (EPEIX)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)
•	EP Strategic US Equity Fund - Class A (EPUSX)

ANNUAL REPORT
October 31, 2014

Euro Pacific Funds

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Hard Asset Fund - Class A (EPHAX)
•	EuroPac Hard Asset Fund - Class I (EPHIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP China Fund - Class A (EPHCX)
•	EP Asia Small Companies Fund - Class A (EPASX)
•	EP Asia Small Companies Fund - Class I (EPEIX)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)
•	EP Strategic US Equity Fund - Class A (EPUSX)

Each a series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	8
Schedules of Investments	17
Statements of Assets and Liabilities	54
Statements of Operations	57
Statements of Changes in Net Assets	60
Financial Highlights	69
Notes to Financial Statements	84
Report of Independent Registered Public Accounting Firm	105
Supplemental Information	106
Expense Examples	115

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac Hard Assets Fund, EP Strategic US Equity Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund, and EuroPac Gold Fund (collectively referred to as “Funds”) with respect to the period November 1, 2013 through October 31, 2014.

Fiscal Year 2014 Market Summary
Generally, global markets in fiscal year 2014 were driven by a divergence in economic growth expectations for the United States versus the rest of the world, particularly the Eurozone and Japan.  For calendar 2014, growth in the U.S. is tracking at over 2.0% while growth in both the Eurozone and Japan is expected to be less than 1.0% (Bloomberg, 10/31/14). Accelerating U.S. growth through the year gave the Federal Reserve confidence to complete its asset purchase program (QE3) in October, 2014.  Conversely, slowing growth in the Eurozone and Japan, drove the European Central Bank and the Bank of Japan to expand their respective asset purchase programs.

As a result of the divergence in growth expectations and monetary policy, during fiscal 2014, the US Dollar rose versus the Euro and Yen by 10% and 15%, respectively (Bloomberg 10/31/14).  Over the same period, the rising US Dollar weighed on precious metals (Gold -11.3%, Silver -26.8%) and commodities (Thomson/Reuters Commodity Index -2.1%, Brent Oil -21.1%) (Bloomberg 10/31/14).  Additionally, in US Dollar terms, domestic equities outperformed with the S&P 500 rising 14.9% while the EuroStoxx 50 fell 6.5% and the Nikkei 225 was essentially flat (Bloomberg 10/31/14).

Euro Pacific Asset Management Current Positioning
Heading into 2015, the Federal Reserve is expected to begin raising rates by the middle of the year while the Bank of Japan and European Central Bank are poised to remain accommodative.  As such, most economic pundits believe the U.S. Dollar will continue its ascent and U.S. equities will follow.   We remain less sanguine on the U.S. economy and believe rising rates could push it toward recession, which would weigh on U.S. equities.  While our strategies would not be immune from such a scenario, we believe material downside would be limited.  First, our focus markets have valuations that are more reasonable vis-à-vis the U.S.  Further, these focus countries still have considerable fiscal and monetary flexibility if needed to soften any global economic downturn.  Second, our sector positioning is generally more defensive with overweight positions in telecoms and staples and underweight position in financials.  Third, a recession would likely reverse the Federal Reserve’s tightening bias which could weigh on the US Dollar and provide a tailwind for our strategies.  Finally, we continue to believe that Gold could serve as a solid hedge in a broader market downturn.

Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward ● San Juan, Puerto Rico ● T: 800-727-7922, ext. 262

Euro Pacific Asset Management General Investment Thesis and Strategy
As a reminder, our base case for the U.S. economy over the foreseeable future is below trend secular growth (due to debt and demographics) accompanied by periods of above trend cyclical inflation (due to ultra-loose monetary and fiscal policy).  In the meantime, foreign economies with better fundamentals will continue to grow and, over-time, become less reliant on the U.S. economy as a key driver of global growth and the U.S. Dollar as the world’s reserve currency.  This global rebalancing will take years to unfold, which is why our strategies have a long-term focus.  Also, this decoupling process will not be linear and volatility is to be expected, which is why we emphasize the importance of diversification.

EuroPac International Value Fund
The EuroPac International Value Fund attempts to generate income and capital appreciation over a long-term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. Because of the Advisor’s approach of buying in countries it views as having the best fundamentals, the Fund will typically be underweight the United Kingdom and Western Europe. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2014, the International Value Fund (Class I Shares) returned -6.66%, which compares unfavorably to the Morgan Stanley Capital International All Country World Ex USA Value Index return of -0.55%. During the period, the negative performance of the fund was driven by its overweight allocation to precious metals and other commodities, and underweight allocation to Financials.  We believe the underperformance will unwind in 2015 when global growth slows and investors see that easy monetary policy will remain much longer than expected, which should be positive for precious metals performance.

EuroPac International Dividend Income Fund
The EuroPac International Dividend Income Fund attempts to maximize expected dividend income outside of the United States, using a top-down analysis to select the best currencies and sectors, and a bottom-up analysis to select the securities with the most potential to pay out high and sustainable dividends that grow. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2014, the EuroPac International Dividend Income Fund (Class I Shares) returned -0.57%, which compares unfavorably to the S&P International Dividend Opportunities Index at 0.32%.  During the period, the negative performance of the fund was driven by its overweight underweight allocation to European equities and cyclical sectors.  We believe the underperformance will unwind in 2015 when global growth slows and cyclical sectors of the market reverse their ascent. Additionally, we think it unlikely the European Union will see a recovery in growth that many investors expect.

Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward ● San Juan, Puerto Rico ● T: 800-727-7922, ext. 262

EuroPac International Bond Fund
The EuroPac International Bond Fund attempts to preserve capital and provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe and the Pacific Rim with exposure to a balanced basket of currencies that the fund believes have the greatest potential for long-term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2014, the International Bond Fund (Class I Shares) returned -1.90%, which compared favorably to the JP Morgan Government Bond Index Global ex-US Unhedged Index at -2.99%. The Fund finished favorably versus its benchmark due to its relatively high gross yield.  While many analysts continue to recommend that investors avoid bonds due to the expectation for rising rates next year, we believe the International Bond Fund is well positioned for a global disinflationary environment - and stagflation in some parts of the world, with moderate sensitivity to interest rates, and a relatively high yield. In 2014, the fund was mostly impacted by a decline in foreign currencies, yet we expect these declines to reverse over the long-run and remain committed to investing in the countries we view as having the best fundamentals versus their peers.

EuroPac Hard Assets Fund
The EuroPac Hard Assets Fund attempts to provide capital appreciation and protection against inflation over a long-term investment horizon by selectively investing in hard asset securities and currencies that the team believes have the greatest potential for appreciation versus the US Dollar. As a secondary objective, the fund seeks to generate a stream of income from dividends and interest. The EuroPac Hard Assets Fund uses a top-down approach to select allocations to various hard assets it views as having the best potential for protection against inflation and long-term appreciation versus the Dollar. These hard assets include gold and silver, gold and silver miners, energy, agriculture and industrial metals and miners in foreign currencies.

In fiscal year 2014, the EuroPac Hard Assets Fund (Class I Shares) returned -22.32%, which compared unfavorably to the Standard & Poor’s Global Natural Resources Sector Index’s -3.98%. During the period, the fund was negatively impacted by its overweight allocation to precious metals, which significantly underperformed other commodities. We believe that the bull market in precious metals is not over, and that it has only temporarily been impacted by improving sentiment for global growth on the part of investors. We believe the performance of this fund should improve in 2015 as investors become more constructive on the precious metals sector.

EP Strategic US Equity Fund
The EP Strategic US Equity Fund aims to provide capital appreciation and income over a long-term investment horizon by primarily investing in US-domiciled companies that the fund managers believe may benefit from increasing international sales in overseas markets. The fund has a value oriented focus and strives to find companies with defensible business models, solid balance sheets, stable and growing free cash flow, and that return excess cash to shareholders. Identifying high quality management teams is a top priority.

Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward ● San Juan, Puerto Rico ● T: 800-727-7922, ext. 262

In fiscal year 2014, the EP Strategic US Equity Fund (Class A Shares) returned 2.34%, which compared unfavorably to the S&P 500 Index (SPX) at 17.27%. The fund underperformed versus its benchmark primarily due to an underweight position in financials and an overweight position in precious metals. Looking forward, we believe the rationale for our allocations remains intact and these performance detractors will reverse in 2015.

EP China Fund
The EP China Fund uses a value oriented strategy with a long term focus on financially sound, stable but growing, dividend paying Chinese companies. The Fund believes that China will continue to grow faster over the long term than many developed countries due to the emerging middle class, strong consumer balance sheets, a fiscally conservative government and ongoing market deregulation. Seeking to benefit from these trends, the Fund is focused exclusively on finding those companies best positioned to benefit from the underlying fundamental strength in China. In the Advisor’s quest to generate attractive returns and limit downside risk for shareholders, the Advisor balances the strong growth outlook for many Chinese companies with valuation and the company’s ability and willingness to pay dividends.

In fiscal year 2014, the EP China Fund (Class A Shares) returned 7.27%, which compares favorably versus the Morgan Stanley Capital International China Index’s 6.41%. The Fund mainly outperformed the benchmark due to its superior sector selection as well as security selection. Performance of the Fund improved in 2014 overall, due to a pick-up in investor appetite for Chinese equities, driven by policy changes as well as attractive valuations.

EP Asia Small Companies Fund
The EP Asia Small Companies Fund seeks to invest at least 80% of its net assets in equity securities of small capitalization companies located in the Asian countries of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The Sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Sub-advisor will focus the Fund’s investments on what the Sub-advisor believes are financially sound, stable but growing, and dividend paying small cap companies. The Sub-advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the Sub-advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2014, the EP Asia Small Companies Fund (Class I Shares) returned 6.41%, which compares favorably versus the Morgan Stanley Capital International All Country Asia Ex-Japan Small Cap Index’s 4.91%. The EP Asia Small Companies Fund outperformed during the period mostly due to solid stock and geography selection.

Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward ● San Juan, Puerto Rico ● T: 800-727-7922, ext. 262

EP Latin America Fund
The EP Latin America Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies of any market capitalization. The Fund considers Latin America to include Mexico, Central America and South America. In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2014, the EP Latin America Fund (Class I Shares) returned 9.89%, which compared favorably versus the Morgan Stanley Capital International Emerging Market Latin America Index’s -8.54%. The Fund substantially outperformed its benchmark during the period due to its overweight allocation to the Mexican market and underweight allocation to the Brazilian market.

EuroPac Gold Fund
The EuroPac Gold Fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The fund's sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.

In  fiscal  year  2014,  the  EuroPac  Gold  Fund  (Class  A  Shares)  returned  -23.49%,  which compared favorably versus the Philadelphia Gold and Silver Index at  -30.89%.  The Fund outperformed its benchmark during the period due to primarily solid stock selection.

Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward ● San Juan, Puerto Rico ● T: 800-727-7922, ext. 262

Summary
Looking back on the year, investor caution turned to euphoria due the positive effects of unprecedented monetary stimulus on credit sensitive sectors of developed market economies. Now, investors believe that monetary policy can tighten while global growth can continue. We do not believe this is the case, and feel that investors will increasingly cut back expectations for tighter monetary policy over the course of 2014. This should, in our opinion be positive for precious metals and other select commodities, while negative for many developed market economies that the Euro Pacific Funds remain underweight. While markets will go through short-term shifts in sentiment, we continue to believe that it is becoming increasingly clear for investors that overweight exposure to countries that run trade deficits, budget deficits and high levels of debt, is not optimal. In our opinion, this trend will continue to impact investor analysis and selectivity at the country and currency allocation level. We are pleased with the strategies within the Euro Pacific Funds, as we believe they are positioned to benefit from the continued emergence of this trend. We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA
Managing Member, Portfolio Manager
Euro Pacific Asset Management, LLC

The views in this letter were as of 10/31/14 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice.

Foreign investments present additional risk due to economic and political factors, government regulations, differences in accounting standards and other factors. In addition, the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, or in the case of hedging positions that the U.S. dollar will decline relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time due to controls or political developments and may result in reduced returns. Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities. Investments closely tied to the Latin American region are generally characterized by high interest, inflation, and unemployment rates and may be more volatile.

Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward ● San Juan, Puerto Rico ● T: 800-727-7922, ext. 262

Small, and mid cap stocks are subject to substantial risks such as market, business, size, volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and potential to fall out of favor that may cause their prices to fluctuate over time, sometimes rapidly and unpredictably. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund may be susceptible to government regulation, impacting hard asset sectors (such as the Precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors.

The Euro Pacific Funds are distributed by IMST Distributors, LLC.

Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward ● San Juan, Puerto Rico ● T: 800-727-7922, ext. 262

EuroPac International Value Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI AC World Ex USA Value Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	3 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	-6.84%	0.25%	0.49%
Class I²	-6.66%	0.47%	0.73%
After deducting maximum sales charge
Class A¹	-11.00%	-1.29%	-0.51%
MSCI AC World Ex USA Value Index	-0.55%	7.67%	4.26%

*	Class A shares commenced operations on April 7, 2010 and Class I shares commenced operations on July 16, 2013.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.83% and 1.76% respectively, and for Class I shares were 1.58% and 1.50% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac International Bond Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD.  Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	3 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	-2.09%	-0.55%	0.99%
Class I²	-1.90%	-0.35%	1.21%
After deducting maximum sales charge
Class A¹	-6.53%	-2.07%	-0.17%
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	-2.99%	-1.95%	0.13%

*	Class A shares commenced operations on November 15, 2010 and Class I shares commenced operations on July 16, 2013.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.23% and 1.15% respectively, and for Class I shares were 1.06% and 0.90% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac Hard Asset Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P Global Natural Resources Sector Index.  Results include the reinvestment of all dividends and capital gains.

The S&P Global Natural Resources Sector Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across 3 primary commodity-related sectors: Agribusiness, Energy, and Metals & Mining.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	3 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	-22.47%	-12.99%	-12.67%
Class I²	-22.32%	-12.78%	-12.45%
After deducting maximum sales charge
Class A¹	-25.98%	-14.33%	-13.87%
S&P Global Natural Resources Sector Index	-3.98%	-1.45%	-4.75%

*	Class A shares commenced operations on June 30, 2011 and Class I shares commenced operations on July 16, 2013.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.25% and 1.86% respectively, and for Class I shares were 2.21% and 1.61% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac Gold Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index.  Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	Since Inception (7/19/13)
Before deducting maximum sales charge
Class A¹	-23.49%	-21.66%
After deducting maximum sales charge
Class A¹	-26.93%	-24.42%
Philadelphia Gold & Silver Index	-30.89%	-24.57%

1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 3.12% and 1.54% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac International Dividend Income Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund.  The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.  This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the fund), made at its inception, with a similar investment in the S&P International Dividend Opportunities Index.  Results include the reinvestment of all dividends and capital gains.

The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements.   This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	3 Years	Since Inception (2/28/2010)
Before deducting maximum sales charge
Class A¹	-0.71%	6.61%	9.21%
Class I²	-0.57%	6.66%	9.24%
After deducting maximum sales charge
Class A¹	-5.24%	4.99%	8.14%
S&P International Dividend Opportunities Index	0.32%	3.78%	3.71%

1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2	Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance table above includes the information for the Predecessor Account prior to January 10, 2014.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.84% and 1.50% respectively, and for Class I shares were 1.59% and 1.25% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP China Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) China Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family.  The MSCI China Index is part of the MSCI Emerging Markets Index.  This index does not reflect expenses, fees or sales charge, which would lower performance.   The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	3 Years	5 Years	Since Inception (7/31/09)
Before deducting maximum sales charge
Class A¹	7.27%	11.03%	6.59%	7.43%
After deducting maximum sales charge
Class A¹	2.46%	9.35%	5.61%	6.49%
MSCI China Index	6.41%	7.86%	3.27%	3.80%

1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.14% and 1.75% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP Asia Small Companies Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) All Country Asia Ex-Japan Small Cap Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI All Country Asia Ex-Japan Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.  The Index consists of the following 10 developed and emerging market country indices: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, and Thailand.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	3 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	6.18%	16.82%	7.57%
Class I²	6.41%	17.13%	7.86%
After deducting maximum sales charge
Class A¹	1.40%	15.05%	6.32%
MSCI All Country Asia Ex-Japan Small Cap Index	4.91%	7.64%	1.17%

*	Class A shares commenced operations on December 1, 2010 and Class I shares commenced operations on July 16, 2013.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.24% and 1.75% respectively, and for Class I shares were 2.12% and 1.50% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP Latin America Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A Shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) EM Latin America Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI EM Latin America Index is free float-adjusted market Index that is designed to measure the equity market performance emerging markets in Latin America.  This index does not reflect expenses, fees or sales charge, which would lower performance.   The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	2 Years	Since Inception*
Before deducting maximum sales charge
Class A¹	9.46%	8.55%	6.08%
Class I²	9.89%	8.86%	6.37%
After deducting maximum sales charge
Class A¹	4.54%	6.07%	4.47%
MSCI EM Latin America Index	-8.54%	-6.94%	-5.57%

*	Class A shares commenced operations on November 1, 2011 and Class I shares commenced operations on July 16, 2013.
1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
2
The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares.  Class A shares impose higher expenses than that of Class I shares.  Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.72% and 1.75% respectively, and for Class I shares were 2.75% and 1.50% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EP Strategic US Equity Fund
FUND PERFORMANCE at October 31, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P 500® Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500® Index is a market weighted index composed of 500 large capitalization companies.  This index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2014	1 Year	2 Years	Since Inception* (3/1/2012)
Before deducting maximum sales charge
Class A¹	2.34%	4.41%	4.11%
After deducting maximum sales charge
Class A¹	-2.23%	2.03%	2.23%
S&P 500® Index	17.27%	22.12%	17.97%

1	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.41% and 1.25% respectively, which were the amounts stated in the current prospectus.  The Fund’s Advisor’s contractual agreement to waive its fees and/or pay for operating expenses is in effect until March 1, 2015.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 84.4%
	AUSTRALIA – 8.9%
25,590	BHP Billiton Ltd.	$764,727
813,837	CFS Retail Property Trust - REIT	1,503,923
257,000	Newcrest Mining Ltd.*	2,107,744
57,843	Origin Energy Ltd.	726,346
22,405	Woolworths Ltd.	709,768
		5,812,508
	BRAZIL – 10.6%
284,856	Cia Energetica de Minas Gerais - ADR	1,646,468
183,300	Grendene S.A.	1,293,804
536,100	Marfrig Global Foods S.A.*	1,308,933
132,200	Telefonica Brasil S.A. - ADR	2,702,168
		6,951,373
	CANADA – 13.6%
55,995	ARC Resources Ltd.	1,320,511
113,200	Barrick Gold Corp.	1,343,684
74,000	Goldcorp, Inc.	1,389,720
369,800	Kinross Gold Corp.*	795,070
346,500	Major Drilling Group International, Inc.	2,022,864
140,700	Precision Drilling Corp.	1,172,188
222,490	Yamana Gold, Inc.	885,510
		8,929,547
	CHILE – 1.4%
1,544,742	Aguas Andinas S.A. - A Shares	931,983

	COLOMBIA – 2.1%
92,800	Pacific Rubiales Energy Corp.	1,399,698

	HONG KONG – 3.4%
177,500	China Mobile Ltd.	2,208,679

	JAPAN – 9.9%
333,000	Aozora Bank Ltd.	1,159,163
186,000	Isuzu Motors Ltd.	2,371,262
203,000	ITOCHU Corp.	2,415,397
23,000	JGC Corp.	576,920
		6,522,742
	MALAYSIA – 3.4%
750,747	Malayan Banking Bhd	2,213,920

	NETHERLANDS – 3.1%
57,332	Royal Dutch Shell PLC - A Shares	2,046,853

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	NEW ZEALAND – 4.6%
846,152	Kiwi Income Property Trust - REIT	$794,772
906,410	Spark New Zealand Ltd.	2,229,109
		3,023,881
	NORWAY – 8.2%
99,960	Atea ASA	1,092,965
64,550	Fred Olsen Energy ASA	688,565
23,969	Leroey Seafood Group ASA	906,167
84,360	Statoil ASA	1,913,577
35,800	Telenor ASA	804,638
		5,405,912
	SINGAPORE – 2.2%
494,000	Singapore Telecommunications Ltd.	1,453,507

	SWEDEN – 2.1%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,361,600

	SWITZERLAND – 3.9%
14,575	Nestle S.A.	1,066,389
7,029	Valora Holding A.G.	1,455,183
		2,521,572
	THAILAND – 1.6%
1,765,000	Thai Beverage PCL	1,051,004

	TURKEY – 2.8%
127,400	Turkcell Iletisim Hizmetleri AS - ADR*	1,863,862

	UNITED KINGDOM – 2.6%
623,300	Tesco PLC	1,731,001

	TOTAL COMMON STOCKS (Cost $64,556,201)	55,429,642

Principal Amount

	SHORT-TERM INVESTMENTS – 15.5%
$10,204,150	UMB Money Market Fiduciary, 0.010%1	10,204,150

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,204,150)	10,204,150

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

TOTAL INVESTMENTS – 99.9% (Cost $74,760,351)	$65,633,792
Other Assets in Excess of Liabilities – 0.1%	76,914

TOTAL NET ASSETS – 100.0%	$65,710,706

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	20.9%
Basic Materials	14.2%
Energy	13.0%
Consumer, Cyclical	11.5%
Consumer, Non-cyclical	10.3%
Financial	8.6%
Utilities	5.0%
Industrial	0.9%
Total Common Stocks	84.4%
Short-Term Investments	15.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Principal Amount6		Value

	FIXED INCOME SECURITIES – 89.9%
	AUSTRALIA – 7.9%
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	$2,555,647
1,500,000	5.750%, 7/22/2024	1,530,694
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,045,759
		5,132,100
	BERMUDA – 0.9%
5,000,000	Seadrill Ltd. 3.735%, 3/18/20191	604,805

	BRAZIL – 1.3%
	Brazilian Government International Bond
1,000,000	12.500%, 1/5/2016	415,271
1,000,000	12.500%, 1/5/2022	464,708
		879,979
	CANADA – 11.6%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/20222	941,576
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,843,315
1,750,000	Export Development Canada 3.875%, 3/16/2017	1,359,739
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	446,792
750,000	Province of Ontario Canada 1.900%, 9/8/2017	673,143
500,000	Sanjel Corp. 7.500%, 6/19/20192,3	447,500
715,000	Sherritt International Corp. 7.750%, 10/15/2015	669,008
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/20212,3	1,109,041
		7,490,114
	CAYMAN ISLANDS – 3.9%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	2,003,713
500,000	Marfrig Overseas Ltd. 9.500%, 5/4/20202	533,125
		2,536,838

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	CHILE – 5.3%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	$996,733
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,358,121
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,074,206
		3,429,060
	GERMANY – 6.2%
	KFW
20,000,000	7.000%, 6/14/2016	451,287
14,500,000	5.000%, 5/22/2019	2,467,558
7,000,000	3.500%, 1/22/2021	1,085,018
		4,003,863
	INDIA – 2.0%
1,305,000	ICICI Bank Ltd. 7.250%, 8/29/20491,2	1,325,554

	LUXEMBOURG – 0.8%
500,000	VTB Bank OJSC Via VTB Capital S.A. 3.150%, 12/16/2016	493,401

	MALAYSIA – 4.8%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	3,110,884

	MEXICO – 8.2%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,567,697
42,000,000	Mexican Bonos 5.000%, 6/15/2017	3,199,209
500,000	TV Azteca S.A.B. de C.V. 7.625%, 9/18/20202	526,250
		5,293,156
	NEW ZEALAND – 5.2%
2,000,000	Fonterra Cooperative Group Ltd. 5.520%, 2/25/2020	1,607,976
2,100,000	New Zealand Government Bond 3.000%, 9/20/2030	1,762,518
		3,370,494
	NORWAY – 3.3%
3,000,000	BOA Offshore A.S. 8.440%, 12/18/20181	440,326

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	$919,526
5,000,000	Marine Harvest ASA 5.090%, 3/12/20181,2	752,409
		2,112,261
	PERU – 3.1%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,985,443

	POLAND – 4.0%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	943,017
2,500,000	2.690%, 1/25/20171	743,739
3,000,000	2.690%, 1/25/20181	890,304
		2,577,060
	RUSSIA – 1.2%
34,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	770,825

	SINGAPORE – 4.8%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/20164	782,284
2,000,000	Genting Singapore PLC 5.125%, 3/29/20491,2	1,527,579
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/20271,2	789,900
		3,099,763
	SOUTH KOREA – 3.3%
2,750,000	Korea Development Bank 5.250%, 4/3/2018	2,169,518

	SWEDEN – 5.7%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,301,601
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,378,769
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/20182,3	543,755
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	443,421
		3,667,546

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SWITZERLAND – 2.9%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	$1,886,224

	UNITED KINGDOM – 2.1%
1,399,360	IGAS Energy PLC 10.000%, 3/22/20182	1,371,373

	UNITED STATES – 1.4%
	Allied Nevada Gold Corp.
500,000	8.750%, 6/1/20192,3	237,335
1,000,000	8.750%, 6/1/20192	648,212
		885,547
	TOTAL FIXED INCOME SECURITIES (Cost $64,955,202)	58,195,808

Number of Shares

	PREFERRED STOCKS – 1.2%
	HONG KONG – 1.2%
30,000	Seaspan Corp. 8.250%, 12/31/492	780,000

	TOTAL PREFERRED STOCKS (Cost $750,000)	780,000

Principal Amount6

	SHORT-TERM INVESTMENTS – 4.6%
2,979,374	UMB Money Market Fiduciary, 0.010%5	2,979,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,979,374)	2,979,374

	TOTAL INVESTMENTS – 95.7% (Cost $68,684,576)	61,955,182
	Other Assets in Excess of Liabilities – 4.3%	2,794,088

	TOTAL NET ASSETS – 100.0%	$64,749,270

PLC – Public Limited Company

1	Variable, floating or step rate security.
2	Callable.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	Convertible security.
5	The rate is the annualized seven-day yield at period end.
6	Local currency.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	44.9%
Financial	15.9%
Communications	8.9%
Consumer, Non-cyclical	7.6%
Energy	5.2%
Consumer, Cyclical	2.4%
Diversified	2.2%
Basic Materials	1.4%
Utilities	0.7%
Industrial	0.7%
Total Fixed Income Securities	89.9%
Short-Term Investments	4.6%
Preferred Stocks	1.2%
Total Investments	95.7%
Other Assets in Excess of Liabilities	4.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 94.0%
	AUSTRALIA – 3.5%
79,150	Newcrest Mining Ltd.*	$649,136

	CANADA – 33.3%
27,200	Agnico Eagle Mines Ltd.	639,200
46,740	Barrick Gold Corp.	554,804
23,000	Cameco Corp.	399,740
31,900	Encana Corp.	594,297
57,400	Endeavour Silver Corp.*	174,496
21,400	Ensign Energy Services, Inc.	241,512
27,520	Freehold Royalties Ltd.	512,749
23,690	Goldcorp, Inc.	444,898
83,100	Kinross Gold Corp.*	178,665
102,700	Major Drilling Group International, Inc.	599,562
24,240	Pan American Silver Corp.	223,735
11,700	Peyto Exploration & Development Corp.	330,208
10,000	Potash Corp. of Saskatchewan, Inc.	341,700
41,300	Precision Drilling Corp.	344,075
26,900	Silver Wheaton Corp.	467,253
26,910	Yamana Gold, Inc.	107,102
		6,153,996
	CHILE – 1.9%
14,800	Sociedad Quimica y Minera de Chile S.A. - ADR	351,204

	CHINA – 1.8%
480,000	China BlueChemical Ltd. - Class H	170,208
60,000	China Shenhua Energy Co., Ltd. - H Shares	169,048
		339,256
	INDONESIA – 3.2%
3,000,000	Harum Energy Tbk P.T.	392,222
107,000	Indo Tambangraya Megah Tbk P.T.	187,482
		579,704
	NORWAY – 7.9%
28,950	Statoil ASA	656,686
17,400	Yara International ASA	798,930
		1,455,616
	SINGAPORE – 6.2%
368,000	First Resources Ltd.	595,812
1,375,000	Golden Agri-Resources Ltd.	556,550
		1,152,362
	SWEDEN – 2.5%
32,200	Lundin Petroleum A.B.*	456,561

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND – 25.2%
415	Syngenta A.G.	$128,442
2,575	ZKB Gold - Class A - ETF*	2,931,766
10,408	ZKB Silver - ETF*	1,602,000
		4,662,208
	THAILAND – 3.1%
51,000	PTT PCL	576,236

	UNITED STATES – 5.4%
5,500	Mosaic Co.	243,705
40,065	Newmont Mining Corp.	751,619
		995,324
	TOTAL COMMON STOCKS (Cost $26,259,147)	17,371,603

Principal Amount

	SHORT-TERM INVESTMENTS – 6.2%
$1,148,513	UMB Money Market Fiduciary, 0.010%1	1,148,513

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,148,513)	1,148,513

	TOTAL INVESTMENTS – 100.2% (Cost $27,407,660)	18,520,116
	Liabilities in Excess of Other Assets – (0.2)%	(33,109)

	TOTAL NET ASSETS – 100.0%	$18,487,007

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	39.1%
Energy	24.1%
Consumer, Non-cyclical	6.3%
Total Common Stocks	69.5%
Investment Companies / ETFs	24.5%
Short-Term Investments	6.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 81.2%
	GOLD MINING – 30.8%
69,080	Agnico Eagle Mines Ltd.	$1,623,380
135,000	Alacer Gold Corp.1	223,982
490,000	B2Gold Corp.*1	818,300
5,000	Barrick Gold Corp.1	59,350
20,000	Cia de Minas Buenaventura S.A. - ADR	184,000
19,990	Detour Gold Corp.*1	117,056
165,000	DRDGOLD Ltd. - ADR	448,800
165,000	Eldorado Gold Corp.	904,200
83,205	Goldcorp, Inc.	1,562,590
34,400	Kinross Gold Corp.*	73,960
360,000	Mandalay Resources Corp.1	306,628
446,810	New Gold, Inc.*	1,608,516
4,000	Newmont Mining Corp.	75,040
14,000	Randgold Resources Ltd. - ADR	814,940
361,100	Yamana Gold, Inc.	1,437,178
		10,257,920
	ROYALTY COMPANIES – 13.4%
220,000	Callinan Royalties Corp.1	341,585
40,096	Franco-Nevada Corp.1	1,874,488
2,196,000	Gold Royalties Corp.*1, 5	253,287
30,010	Royal Gold, Inc.	1,715,071
95,000	Sandstorm Gold Ltd.*	274,550
		4,458,981
	PRECIOUS METALS EXPLORATION – 28.3%
1,107,593	Almaden Minerals Ltd.*	1,306,960
430,000	Almaden Minerals Ltd. *1, 2, 4	393,718
120,000	Asanko Gold, Inc.*1	176,400
100,000	Balmoral Resources Ltd.*1	88,723
703,500	Cartier Resources, Inc.*1	53,054
100,000	Corvus Gold, Inc.*1, 2, 4	60,332
120,000	Dalradian Resources, Inc.*1, 2, 4	46,846
50,000	Dalradian Resources, Inc. *1	24,399
813,863	Eurasian Minerals, Inc.*	602,259
983,500	Evrim Resources Corp.*1	198,515
1,000,000	Evrim Resources Corp. *1, 2, 4	171,680
210,000	Gold Canyon Resources, Inc.*1	28,879
440,000	Gold Canyon Resources, Inc. *1, 2, 4	54,458
1,227,900	Iron Creek Capital Corp.*1, 2, 4	102,951
80,000	Kaminak Gold Corp. - Class A*1	43,297
300,000	Kiska Metals Corp.*1	14,639
1,000,000	Medgold Resources Corp.*1, 2, 4	35,933
116,666	Medgold Resources Corp.*1	4,140
400,000	Metals Creek Resources Corp.*1	8,872

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
730,500	Midas Gold Corp.*1	$324,062
965,000	Midland Exploration, Inc.*1	650,697
1,745,500	Miranda Gold Corp.*1	154,867
496,700	Mirasol Resources Ltd.*1	467,130
500,000	Mundoro Capital, Inc.*1	73,197
80,000	Nevada Sunrise Gold Corp.*1	21,294
250,000	Newmarket Gold, Inc.*1	55,452
250,000	Orezone Gold Corp.*1	106,468
220,000	Pilot Gold, Inc.*1	150,297
133,131	Pretium Resources, Inc.*	607,077
1,200,000	Radius Gold, Inc.*1	90,498
150,000	Renaissance Gold, Inc.*1	33,271
473,500	Riverside Resources, Inc.*1	126,031
240,000	Romarco Minerals, Inc.*1	121,373
115,000	Rubicon Minerals Corp.*	97,980
1,100,000	Rye Patch Gold Corp.*1	121,995
5,100,000	Skeena Resources Ltd.*1, 2, 4	271,493
35,000	Solitario Exploration & Royalty Corp.*	35,350
500,000	Strategic Metals Ltd.*1	135,303
500,000	Sunridge Gold Corp.*1	55,452
178,600	Virginia Mines, Inc.*1	1,616,290
2,279,534	Vista Gold Corp.*	615,474
1,510,000	West Kirkland Mining, Inc.*1	93,781
		9,440,887
	SILVER: EXPLORATION AND MINING – 2.8%
68,266	Fortuna Silver Mines, Inc.*	238,248
511,000	Golden Arrow Resources Corp.*1	81,608
41,500	Pan American Silver Corp.	383,045
13,000	Silver Wheaton Corp.	225,810
		928,711
	DIVERSIFIED EXPLORATION AND MINING – 5.9%
43,500	Altius Minerals Corp.*1	407,559
2,550,000	Bitterroot Resources Ltd.*1	28,281
13,000	Freeport-McMoRan, Inc.	370,500
217,500	Ivanhoe Mines Ltd.*1	164,027
261,000	Lara Exploration Ltd.*1	114,626
158,910	Northern Dynasty Minerals Ltd.*	61,085
219,900	Reservoir Minerals, Inc.*1	758,949
30,000	Sprott Resource Corp.*1	55,629
		1,960,656
	TOTAL COMMON STOCKS (Cost $37,536,968)	27,047,155

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	INVESTMENT MANAGEMENT COMPANIES – 12.8%
	PRECIOUS METALS – 4.8%
150,000	Golden Prospect Precious Metals Ltd.*1	$71,988
10,000	iShares Silver Trust - ETF*	155,000
40,000	Market Vectors Gold Miners ETF	688,400
8,000	Market Vectors Junior Gold Miners ETF*	195,760
29,000	Sprott Gold Miners - ETF*	475,600
		1,586,748
	BULLION – 8.0%
53,000	Central Fund of Canada Ltd. - Class A1	615,330
35,616	Central GoldTrust*	1,398,997
8,000	Sprott Physical Platinum & Palladium Trust - ETF*	69,760
20,100	Sprott Physical Silver Trust*	131,856
400	ZKB Gold - Class A - ETF*1	455,420
		2,671,363
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $5,509,773)	4,258,111

	WARRANTS – 0.1%
	PRECIOUS METALS ROYALTIES – 0.1%
3,000	Franco-Nevada Corp., Expiration Date: June 16, 2017*1	21,293
500,000	Gold Royalties Corp., Expiration Date: April 25, 2016 *1, 4		—
1,250,000	Gold Royalties Corp., Expiration Date: December 6, 2015 *1, 4		—
		21,293
	PRECIOUS METALS EXPLORATION – 0.0%
215,000	Almaden Minerals Ltd., Expiration Date: August 1, 2015*1, 2, 4		—
60,000	Dalradian Resources, Inc., Expiration Date: July 31, 2017*1, 2, 4		—
440,000	Gold Canyon Resources, Inc., Expiration Date: August 19, 2015*1, 2, 4		—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 4		—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 4		—
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2016*1, 2, 4		—
44,000	Midland Exploration, Inc., Expiration Date: June 19, 2015*1, 4		—
400,000	Sunridge Gold Corp., Expiration Date: October 18, 2017*1	7,985
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	6,588
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 4		—
		14,573
	TOTAL WARRANTS (Cost $39,517)	35,866

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.4%
	Agnico Eagle Mines Ltd.
20	Exercise Price: $28, Expiration Date: January 21, 2017* 4	9,100

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
30	Exercise Price: $30, Expiration Date: January 21, 2017*	$12,000
	Goldcorp, Inc.
100	Exercise Price: $23, Expiration Date: January 16, 2016*	14,700
50	Exercise Price: $30, Expiration Date: January 16, 2016*	2,050
80	Exercise Price: $25, Expiration Date: January 21, 2017*	12,960
100	Exercise Price: $27, Expiration Date: January 21, 2017*	14,200
	Kinross Gold Corp.
150	Exercise Price: $7, Expiration Date: January 16, 2016*	450
150	Exercise Price: $5, Expiration Date: January 16, 2016*	1,200
	New Gold, Inc.
100	Exercise Price: $10, Expiration Date: January 17, 2015*		—
100	Exercise Price: $5, Expiration Date: January 21, 2017*	8,500
200	Exercise Price: $7, Expiration Date: January 21, 2017*	12,000
	Pan American Silver Corp.
100	Exercise Price: $12, Expiration Date: January 16, 2016*	8,500
75	Exercise Price: $15, Expiration Date: January 16, 2016*	3,375
	Pretium Resources, Inc.
150	Exercise Price: $5, Expiration Date: June 20, 2015*	9,750
	Royal Gold, Inc.
15	Exercise Price: $75, Expiration Date: January 16, 2016*	5,700
	Yamana Gold, Inc.
70	Exercise Price: $12, Expiration Date: January 16, 2016*	490
100	Exercise Price: $15, Expiration Date: January 16, 2016*	1,000
100	Exercise Price: $5, Expiration Date: January 21, 2017*	8,800
200	Exercise Price: $7, Expiration Date: January 21, 2017*	11,000
		135,775
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $278,187)	135,775

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 6.4%
$2,145,553	UMB Money Market Fiduciary, 0.010%3	$2,145,553

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,145,553)	2,145,553

	TOTAL INVESTMENTS – 100.9% (Cost $45,509,998)	33,622,460
	Liabilities in Excess of Other Assets – (0.9)%	(302,795)

	TOTAL NET ASSETS – 100.0%	$33,319,665

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Contracts		Value

	SECURITIES SOLD SHORT – (0.4)%
	WRITTEN OPTIONS CONTRACTS – (0.4)%
	CALL OPTIONS – 0.0%
	Barrick Gold Corp.
(50)	Exercise Price: $17, Expiration Date: November 22, 2014*	$(75)
	Newmont Mining Corp.
(40)	Exercise Price: $26, Expiration Date: November 22, 2014*	—
		(75)
	PUT OPTIONS – (0.4)%
	Agnico Eagle Mines Ltd.
(20)	Exercise Price: $23, Expiration Date: November 22, 2014*	(1,520)
(20)	Exercise Price: $28, Expiration Date: November 22, 2014*	(8,300)
(30)	Exercise Price: $20, Expiration Date: December 20, 2014*	(1,350)
(30)	Exercise Price: $28, Expiration Date: December 20, 2014*	(16,710)
	Cia de Minas Buenaventura S.A.
(20)	Exercise Price: $12, Expiration Date: November 22, 2014*	(5,750)
	Eldorado Gold Corp.
(100)	Exercise Price: $7, Expiration Date: November 22, 2014*	(13,500)
	Goldcorp, Inc.
(30)	Exercise Price: $18, Expiration Date: November 22, 2014*	(900)
(30)	Exercise Price: $20, Expiration Date: November 22, 2014*	(3,630)
(30)	Exercise Price: $20, Expiration Date: November 22, 2014*	(6,930)
(20)	Exercise Price: $24, Expiration Date: November 22, 2014*	(9,600)
	New Gold, Inc.
(100)	Exercise Price: $4, Expiration Date: November 22, 2014*	(4,500)
	Newmont Mining Corp.
(30)	Exercise Price: $21, Expiration Date: November 22, 2014*	(6,930)
	Pretium Resources, Inc.
(130)	Exercise Price: $5, Expiration Date: November 22, 2014*	(7,150)
(299)	Exercise Price: $5, Expiration Date: December 20, 2014*	(20,930)
	Randgold Resources Ltd.
(10)	Exercise Price: $60, Expiration Date: November 22, 2014*	(3,100)
(20)	Exercise Price: $63, Expiration Date: November 22, 2014*	(8,900)
(10)	Exercise Price: $53, Expiration Date: December 20, 2014*	(1,290)
	Silver Wheaton Corp.
(50)	Exercise Price: $19, Expiration Date: November 22, 2014*	(9,400)
	Yamana Gold, Inc.
(100)	Exercise Price: $4, Expiration Date: November 22, 2014*	(2,600)

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(100)	Exercise Price: $4, Expiration Date: December 20, 2014*	$(3,300)
		(136,290)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $71,128)	(136,365)

	TOTAL SECURITIES SOLD SHORT (Proceeds $71,128)	$(136,365)

ADR – American Depositary Receipt
ETF – Exchange Traded Fund

*	Non-income producing security.
1	Foreign security denominated in U.S. dollars.
2
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 3.41% of net assets.

3	The rate is the annualized seven-day yield at period end.
4	Fair value under procedures established by the Board of Trustees, represents 3.44% of net assets.
5	Affiliated company.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	30.8%
Precious Metals Exploration	28.3%
Royalty Companies	13.4%
Diversified Exploration and Mining	5.9%
Silver: Exploration and Mining	2.8%
Total Common Stocks	81.2%
Investment Management Companies
Bullion	8.0%
Precious Metals	4.8%
Total Investment Management Companies	12.8%
Short-Term Investments	6.4%
Purchased Options Contracts	0.4%
Warrants	0.1%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 86.9%
	AUSTRALIA – 6.7%
1,036,000	Novion Property Group	$1,914,467
47,000	Woolworths Ltd.	1,488,912
		3,403,379
	BRAZIL – 8.4%
190,400	Cia Energetica de Minas Gerais - ADR	1,100,512
187,300	Grendene S.A.	1,322,038
91,000	Telefonica Brasil S.A. - ADR	1,860,040
		4,282,590
	CANADA – 2.2%
59,447	Freehold Royalties Ltd.	1,107,610

	CHILE – 2.5%
2,102,000	Aguas Andinas S.A. - A Shares	1,268,191

	FRANCE – 2.6%
22,000	Total S.A. - ADR	1,317,580

	GERMANY – 3.1%
61,600	Freenet A.G.	1,612,175

	HONG KONG – 3.4%
138,500	China Mobile Ltd.	1,723,392

	JAPAN – 3.4%
210,000	Aozora Bank Ltd.	731,004
86,000	ITOCHU Corp.	1,023,272
		1,754,276
	MALAYSIA – 3.1%
540,000	Malayan Banking Bhd	1,592,436

	NETHERLANDS – 2.8%
19,930	Royal Dutch Shell PLC - ADR	1,430,775

	NEW ZEALAND – 8.3%
1,449,000	Kiwi Income Property Trust - REIT	1,361,014
547,000	Mighty River Power Ltd.	1,202,386
692,000	Spark New Zealand Ltd.	1,701,816
		4,265,216
	NORWAY – 12.1%
184,679	Atea ASA	2,019,285
100,200	Fred Olsen Energy ASA	1,068,849
32,192	Leroey Seafood Group ASA	1,217,044
33,900	Statoil ASA - ADR	778,005
48,400	Telenor ASA	1,087,834
		6,171,017
	SINGAPORE – 9.2%
1,264,000	Ascendas India Trust	806,788

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
610,000	Ascendas Real Estate Investment Trust	$1,058,846
413,000	Singapore Telecommunications Ltd.	1,215,179
2,529,961	Starhill Global REIT	1,604,980
		4,685,793
	SWEDEN – 5.9%
55,161	Betsson A.B.	1,945,971
89,800	Telefonaktiebolaget LM Ericsson - ADR	1,063,232
		3,009,203
	SWITZERLAND – 3.5%
8,610	Valora Holding A.G.	1,782,490

	TAIWAN – 3.3%
164,000	Asustek Computer, Inc.	1,671,461

	TURKEY – 3.5%
124,200	Turkcell Iletisim Hizmetleri AS - ADR*	1,817,046

	UNITED KINGDOM – 2.9%
542,000	Tesco PLC	1,505,218

	TOTAL COMMON STOCKS (Cost $46,812,466)	44,399,848

Principal Amount

	SHORT-TERM INVESTMENTS – 13.0%
$6,644,240	UMB Money Market Fiduciary, 0.010%1	6,644,240

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,644,240)	6,644,240

	TOTAL INVESTMENTS – 99.9% (Cost $53,456,706)	51,044,088
	Other Assets in Excess of Liabilities – 0.1%	46,162

	TOTAL NET ASSETS – 100.0%	$51,090,250

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	27.6%
Financial	17.7%
Consumer, Cyclical	11.9%
Energy	11.2%
Consumer, Non-cyclical	8.2%
Utilities	7.0%
Technology	3.3%
Total Common Stocks	86.9%
Short-Term Investments	13.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP China Fund
SCHEDULE OF INVESTMENT
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 101.2%
	BASIC MATERIALS – 0.0%
2,700,000	China Forestry Holdings Co., Ltd.*1	$—

	COMMUNICATIONS – 4.4%
11,500	Alibaba Group Holding Ltd. - ADR*	1,133,900
805,000	Pacific Online Ltd.	436,277
		1,570,177
	CONSUMER, CYCLICAL – 15.9%
175,000	Great Wall Motor Co., Ltd. - Class H	769,062
240,000	Haier Electronics Group Co., Ltd.	648,200
600,000	Minth Group Ltd.	1,148,721
900,000	Nexteer Automotive Group Ltd.	801,809
550,000	Sa Sa International Holdings Ltd.	380,245
200,000	Sands China Ltd.	1,247,413
180,000	Shenzhou International Group Holdings Ltd.	621,438
		5,616,888
	CONSUMER, NON-CYCLICAL – 32.6%
500,000	China Medical System Holdings Ltd.	921,846
1,000,000	CSPC Pharmaceutical Group Ltd.	921,266
100,000	Hengan International Group Co., Ltd.	1,054,070
1,170,000	Lee's Pharmaceutical Holdings Ltd.	1,602,202
450,000	Phoenix Healthcare Group Co., Ltd.	884,397
210,000	Samsonite International S.A.	697,767
2,512,000	Sihuan Pharmaceutical Holdings Group Ltd.	2,005,823
1,700,001	Sino Biopharmaceutical	1,711,531
45,000	WuXi PharmaTech Cayman, Inc. - ADR*	1,696,500
		11,495,402
	DIVERSIFIED – 3.7%
104,000	Hutchison Whampoa Ltd.	1,318,771

	ENERGY – 3.0%
750,000	CIMC Enric Holdings Ltd.	754,197
1,000,000	SPT Energy Group, Inc.	315,040
		1,069,237
	FINANCIAL – 8.4%
325,000	AIA Group Ltd.	1,813,625
140,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,144,456
		2,958,081
	INDUSTRIAL – 21.2%
170,000	AAC Technologies Holdings, Inc.	1,019,787
521,000	Haitian International Holdings Ltd.	1,117,578
40,000	Hermes Microvision, Inc.	1,880,971
60,000	Hiwin Technologies Corp.	474,697
1,400,000	Sinotrans Ltd. - Class H	1,110,909

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
600,000	Techtronic Industries Co.	$1,878,350
		7,482,292
	TECHNOLOGY – 5.3%
600,000	Lenovo Group Ltd.	884,395
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	997,020
		1,881,415
	UTILITIES – 6.7%
160,000	ENN Energy Holdings Ltd.	1,038,137
1,000,000	Guangdong Investment Ltd.	1,315,414
		2,353,551
	TOTAL COMMON STOCKS (Cost $23,386,797)	35,745,814

	TOTAL INVESTMENTS – 101.2% (Cost $23,386,797)	35,745,814
	Liabilities in Excess of Other Assets – (1.2)%	(429,888)

	TOTAL NET ASSETS – 100.0%	$35,315,926

ADR – American Depositary Receipt

*	Non-income producing security.
1	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.

See accompanying Notes to Financial Statements.

EP China Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Country	Percent of Total Net Assets
Common Stocks
China	49.0%
Hong Kong	35.0%
Taiwan	9.5%
United States	4.2%
Macau	3.5%
Total Common Stocks	101.2%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 101.5%
	AUSTRALIA – 1.3%
500,000	Donaco International Ltd.*	$401,927
65,082	Isentric Ltd.*	15,177
		417,104
	CHINA – 8.0%
339,000	Boer Power Holdings Ltd.	424,458
320,000	Haitian International Holdings Ltd.	686,421
1,200,000	PW Medtech Group Ltd.*	757,659
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	754,000
		2,622,538
	HONG KONG – 2.5%
260,000	Techtronic Industries Co.	813,952

	INDIA – 7.7%
19,258	Cera Sanitaryware Ltd.	523,118
56,329	Ipca Laboratories Ltd.	670,885
180,000	Jyothy Laboratories Ltd.	734,262
99,949	LIC Housing Finance Ltd.	588,622
		2,516,887
	INDONESIA – 15.5%
6,342,500	Ace Hardware Indonesia Tbk P.T.	425,694
17,000,000	Elnusa Tbk P.T.	728,359
3,000,000	Global Mediacom Tbk P.T.	486,902
750,000	Siloam International Hospitals Tbk P.T.*	854,882
6,000,000	Tiga Pilar Sejahtera Food Tbk P.T.*	1,087,670
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.	284,801
5,000,000	Wijaya Karya Persero Tbk P.T.	1,183,893
		5,052,201
	MALAYSIA – 2.5%
782,919	Sapurakencana Petroleum BHD	811,600

	PHILIPPINES – 13.7%
800,000	East West Banking Corp.*	461,768
50,000	GT Capital Holdings, Inc.	1,125,725
1,000,000	Puregold Price Club, Inc.	771,369
370,000	Robinsons Retail Holdings, Inc.	527,688
180,000	Security Bank Corp.	576,434
240,000	Universal Robina Corp.	994,131
		4,457,115
	SINGAPORE – 1.3%
500,000	Pacific Radiance Ltd.	414,533

	SOUTH KOREA – 23.1%
9,000	Hanssem Co., Ltd.	1,072,767
8,000	Hotel Shilla Co., Ltd.	753,155

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
22,000	i-SENS, Inc.*	$1,293,836
18,000	Koh Young Technology, Inc.	555,613
16,000	LEENO Industrial, Inc.	637,148
18,000	Osstem Implant Co., Ltd.*	733,787
8,000	S-1 Corp.	557,081
14,000	Suheung Capsule Co., Ltd.	778,848
34,000	Vieworks Co., Ltd.	1,152,770
		7,535,005
	TAIWAN – 7.8%
180,000	Chroma ATE, Inc.	448,998
34,000	Hermes Microvision, Inc.	1,598,825
61,800	Hiwin Technologies Corp.	488,937
		2,536,760
	THAILAND – 10.8%
1,400,000	MC Group PCL	709,113
250,000	MK Restaurants Group PCL	452,871
320,000	Robinson Department Store PCL	503,566
1,100,000	Sino Thai Engineering & Construction PCL	886,964
800,000	Thaicom PCL	965,389
		3,517,903
	UNITED STATES – 4.4%
1,600,000	Nexteer Automotive Group Ltd.	1,425,438

	VIETNAM – 2.9%
90,000	Mobile World Investment Corp.*	448,308
110,000	PetroVietnam Drilling and Well Services JSC	485,902
		934,210
	TOTAL COMMON STOCKS (Cost $25,543,189)	33,055,246

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	5,979

	TOTAL WARRANTS (Cost $0)	5,979

	TOTAL INVESTMENTS – 101.5% (Cost $25,543,189)	33,061,225
	Liabilities in Excess of Other Assets – (1.5)%	(480,991)

	TOTAL NET ASSETS – 100.0%	$32,580,234

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	32.8%
Industrial	24.9%
Consumer, Cyclical	21.6%
Financial	8.5%
Energy	6.2%
Communications	5.8%
Technology	1.7%
Total Common Stocks	101.5%
Warrants	0.0%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 99.8%
	BELGIUM – 3.1%
6,000	Anheuser-Busch InBev N.V. - ADR	$665,880

	BRAZIL – 16.4%
35,000	BB Seguridade Participacoes S.A.	466,968
40,000	Cia Hering	403,568
28,800	GAEC Educacao S.A.	366,117
60,000	International Meal Co. Holdings S.A.	428,589
108,000	Kroton Educacional S.A.	769,716
10,700	M Dias Branco S.A.	416,099
29,800	Ser Educacional S.A.	324,229
32,500	Weg S.A.	383,379
		3,558,665
	CHILE – 1.6%
175,000	Vina Concha y Toro S.A.	336,971

	COLOMBIA – 7.1%
45,000	Banco Davivienda S.A.	671,446
18,000	Grupo de Inversiones Suramericana S.A.	362,887
40,000	Organizacion Terpel S.A.*	349,162
10,500	Pacific Rubiales Energy Corp.	157,079
		1,540,574
	MEXICO – 68.9%
225,000	Alfa S.A.B. de C.V. - A Shares	716,956
140,000	Alpek S.A. de C.V.	247,640
240,000	Alsea S.A.B. de C.V.*	749,605
105,000	Banregio Grupo Financiero S.A.B. de C.V.	607,249
220,000	Bolsa Mexicana de Valores S.A.B. de C.V.	461,849
464,000	Cemex S.A.B. de C.V.*	571,631
175,000	Compartamos S.A.B. de C.V.	389,732
700,000	Consorcio ARA S.A.B. de C.V.*	322,286
375,000	Corp Actinver S.A.B. de C.V.	455,582
12,000	Corporativo Fragua S.A.B. de C.V.	216,541
310,000	Credito Real S.A.B. de C.V.	796,967
37,000	El Puerto de Liverpool S.A.B. de C.V.	434,093
5,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	538,944
150,000	Genomma Lab Internacional S.A.B. de C.V. - B Shares*	378,612
40,000	Gruma S.A.B. de C.V. - B Shares*	440,477
115,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	572,938
140,000	Grupo Bimbo S.A.B. de C.V.	409,511
70,000	Grupo Carso S.A.B. de C.V.	399,947
90,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	577,375
185,000	Grupo Herdez S.A.B. de C.V.	471,488
200,000	Grupo Industrial Saltillo S.A.B. de C.V.	501,845
230,000	Grupo Lala S.A.B. de C.V.	527,762

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
129,469	Grupo Lamosa S.A.B. de C.V.	$283,622
125,000	Grupo Simec S.A.B. de C.V.*	553,140
250,000	Hoteles City Express S.A.B. de C.V.*	451,498
125,000	Infraestructura Energetica Nova S.A.B. de C.V.	765,058
103,557	Medica Sur S.A.B. de C.V.	437,566
100,000	Mexichem S.A.B. de C.V. - Class *	409,095
24,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	329,694
140,000	Qualitas Controladora S.A.B. de C.V.	362,104
230,000	Wal-Mart de Mexico S.A.B. de C.V.	531,690
		14,912,497
	PANAMA – 2.7%
5,000	Copa Holdings S.A. - A Shares	584,600

	TOTAL COMMON STOCKS (Cost $18,814,027)	21,599,187

Principal Amount

	SHORT-TERM INVESTMENTS – 0.3%
$73,917	UMB Money Market Fiduciary, 0.010%1	73,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $73,917)	73,917

	TOTAL INVESTMENTS – 100.1% (Cost $18,887,944)	21,673,104
	Liabilities in Excess of Other Assets – (0.1)%	(26,573)

	TOTAL NET ASSETS – 100.0%	$21,646,531

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Latin America Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	28.1%
Financial	23.8%
Consumer, Cyclical	19.1%
Industrial	9.9%
Basic Materials	7.9%
Diversified	5.2%
Utilities	3.5%
Energy	2.3%
Total Common Stocks	99.8%
Short-Term Investments	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS – 87.9%
	BASIC MATERIALS – 12.6%
105,000	Allied Nevada Gold Corp.*	$145,950
14,700	Barrick Gold Corp.	174,489
14,500	Cameco Corp.	252,010
11,000	Goldcorp, Inc.	206,580
100,500	IAMGOLD Corp.*	189,945
68,400	Kinross Gold Corp.*	147,060
675	Newcrest Mining Ltd.*	5,536
27,000	Newmont Mining Corp.	506,520
39,000	Yamana Gold, Inc.	155,220
		1,783,310
	COMMUNICATIONS – 15.7%
9,200	AT&T, Inc.	320,528
47,500	Boingo Wireless, Inc.*	332,975
6,000	CenturyLink, Inc.	248,880
23,699	Juniper Networks, Inc.	499,338
15,000	Telephone & Data Systems, Inc.	384,600
8,500	Verizon Communications, Inc.	427,125
		2,213,446
	CONSUMER, CYCLICAL – 13.2%
58,000	EZCORP, INC. - Class A*	654,240
57,500	TiVo, Inc.*	750,375
6,400	Yum! Brands, Inc.	459,712
		1,864,327
	CONSUMER, NON-CYCLICAL – 16.0%
6,846	Coca-Cola Co.	286,710
2,715	Johnson & Johnson	292,623
3,600	Medtronic, Inc.	245,376
5,000	Merck & Co., Inc.	289,700
4,000	Molson Coors Brewing Co. - Class B	297,520
12,000	Pfizer, Inc.	359,400
2,530	Procter & Gamble Co.	220,793
3,000	Stryker Corp.	262,590
		2,254,712
	ENERGY – 5.7%
5,100	Exxon Mobil Corp.	493,221
3,000	Murphy Oil Corp.	160,170
3,000	Valero Energy Corp.	150,270
		803,661
	INDUSTRIAL – 3.8%
3,000	Deere & Co.	256,620

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
28,200	Smith & Wesson Holding Corp.*	$286,512
		543,132
	TECHNOLOGY – 13.7%
3,000	Apple, Inc.	324,000
10,300	Broadcom Corp. - Class A	431,364
12,000	EMC Corp.	344,760
14,000	Microsoft Corp.	657,300
4,000	NetApp, Inc.	171,200
		1,928,624
	UTILITIES – 7.2%
1,350	Duke Energy Corp.	110,903
3,500	Edison International	219,030
5,400	PG&E Corp.	271,728
7,000	Portland General Electric Co.	254,870
3,300	Southern Co.	152,988
		1,009,519
	TOTAL COMMON STOCKS (Cost $12,646,226)	12,400,731

Principal Amount

	SHORT-TERM INVESTMENTS – 12.2%
$1,722,786	UMB Money Market Fiduciary, 0.010%1	1,722,786

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,722,786)	1,722,786

	TOTAL INVESTMENTS – 100.1% (Cost $14,369,012)	14,123,517
	Liabilities in Excess of Other Assets – (0.1)%	(15,798)

	TOTAL NET ASSETS – 100.0%	$14,107,719

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	16.0%
Communications	15.7%
Technology	13.7%
Consumer, Cyclical	13.2%
Basic Materials	12.6%
Utilities	7.2%
Energy	5.7%
Industrial	3.8%
Total Common Stocks	87.9%
Short-Term Investments	12.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2014

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac Hard Asset Fund
Assets:
Investments, at cost	$74,760,351	$68,684,576	$27,407,660
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	-	2,000,565	-
Investments, at value	$65,633,792	$61,955,182	$18,520,116
Purchased options contracts, at value	-	-	-
Foreign currency, at value	-	1,895,851	-
Segregated cash at Broker
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	-	239
Dividends and interest	227,012	1,006,572	27,185
Due from Advisor	-	-	-
Prepaid expenses	10,737	15,733	14,466
Prepaid offering costs	-	-	-
Total assets	65,871,541	64,873,338	18,562,006

Liabilities:
Written options contracts, at cost	-	-	-
Written options contracts, at value	-	-	-
Payables:
Investment securities purchased	-	-	-
Due to Custodian	-	-	-
Fund shares redeemed	7,287	6,728	14,975
Advisory fees	57,319	33,784	749
Distribution fees - Class A (Note 8)	13,183	13,214	4,006
Shareholder servicing fees (Note 7)	9,921	7,173	3,038
Auditing fees	16,896	16,894	16,897
Transfer agent fees and expenses	14,160	10,724	9,493
Fund accounting fees	12,441	11,336	9,140
Fund administration fees	11,232	9,839	7,367
Custody fees	5,060	5,665	2,571
Trustees' fees and expenses	2,179	902	1,245
Chief Compliance Officer fees	944	926	1,012
Accrued other expenses	10,213	6,883	4,506
Total liabilities	160,835	124,068	74,999

Net Assets	$65,710,706	$64,749,270	$18,487,007

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$71,612,592	$71,771,774	$30,645,187
Accumulated net investment income (loss)	(25,635)	13,248	(146,108)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	3,256,148	(159,800)	(3,124,222)
Net unrealized appreciation (depreciation) on:
Investments	(9,126,559)	(6,729,394)	(8,887,544)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	(5,840)	(146,558)	(306)
Net Assets	$65,710,706	$64,749,270	$18,487,007

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$65,687,423	$64,492,542	$18,361,999
Shares of beneficial interest issued and outstanding	7,027,787	6,798,594	2,958,679
Redemption price per share	$9.35	$9.49	$6.21
Maximum sales charge (4.50% of offering price)*	0.44	0.45	0.29
Maximum offering price to public	$9.79	$9.94	$6.50

Class I Shares:
Net assets applicable to shares outstanding	$23,283	$256,728	$125,008
Shares of beneficial interest issued and outstanding	2,490	26,984	20,073
Offering and redemption price per share	$9.35	$9.51	$6.23

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2014

	EuroPac Gold Fund	EuroPac International Dividend Income Fund	EP China Fund
Assets:
Investments, at cost	$45,231,811	$53,456,706	$23,386,797
Purchased options contracts, at cost	278,187	-	-
Foreign currency, at cost	11,140	-	-
Investments, at value	$33,486,685	$51,044,088	$35,745,814
Purchased options contracts, at value	135,775	-	-
Foreign currency, at value	10,784	-	-
Segregated cash at Broker	747,338	-
Receivables:
Investment securities sold	11,006	-	-
Fund shares sold	95,104	14	-
Dividends and interest	4,520	132,339	14,410
Due from Advisor	-	-	-
Prepaid expenses	24,904	32,272	4,701
Prepaid offering costs	-	6,458	-
Total assets	34,516,116	51,215,171	35,764,925

Liabilities:
Written options contracts, at cost	71,129	-	-
Written options contracts, at value	136,365	-	-
Payables:
Investment securities purchased	966,566	-	-
Due to Custodian	-	-	329,593
Fund shares redeemed	19,301	30,788	24,350
Advisory fees	16,147	22,897	27,772
Distribution fees - Class A (Note 8)	7,620	10,147	6,944
Shareholder servicing fees (Note 7)	3,919	5,876	4,484
Auditing fees	16,714	16,035	16,951
Transfer agent fees and expenses	4,118	8,734	9,095
Fund accounting fees	7,562	9,427	9,328
Fund administration fees	5,988	7,257	5,518
Custody fees	2,597	5,423	6,998
Trustees' fees and expenses	1,475	621	899
Chief Compliance Officer fees	2,101	746	1,382
Accrued other expenses	5,978	6,970	5,685
Total liabilities	1,196,451	124,921	448,999

Net Assets	$33,319,665	$51,090,250	$35,315,926

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$45,731,369	$52,649,371	$32,868,220
Accumulated net investment income (loss)	(355,013)	253,585	110,729
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(104,769)	601,636	(10,022,033)
Net unrealized appreciation (depreciation) on:
Investments	(11,745,126)	(2,412,618)	12,359,017
Purchased options contracts	(142,412)	-	-
Written options contracts	(65,237)	-	-
Foreign currency translations	853	(1,724)	(7)
Net Assets	$33,319,665	$51,090,250	$35,315,926

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$33,319,665	$49,156,378	$35,315,926
Shares of beneficial interest issued and outstanding	4,594,798	4,969,106	2,681,551
Redemption price per share	$7.25	$9.89	$13.17
Maximum sales charge (4.50% of offering price)*	0.34	0.47	0.62
Maximum offering price to public	$7.59	$10.36	$13.79

Class I Shares:
Net assets applicable to shares outstanding	$-	$1,933,872	$-
Shares of beneficial interest issued and outstanding	-	195,479	-
Offering and redemption price per share	$-	$9.89	$-

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2014

	EP Asia Small Companies Fund	EP Latin America Fund	EP Strategic US Equity Fund
Assets:
Investments, at cost	$25,543,189	$18,887,944	$14,369,012
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	12,786	119,812	-
Investments, at value	$33,061,225	$21,673,104	$14,123,517
Purchased options contracts, at value	-	-	-
Foreign currency, at value	12,723	119,498	-
Segregated cash at Broker			-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	-	-
Dividends and interest	8,083	4,257	16,704
Due from Advisor	9,065	16,256	5,163
Prepaid expenses	16,263	13,894	2,755
Prepaid offering costs	-	-	-
Total assets	33,107,359	21,827,009	14,148,139

Liabilities:
Written options contracts, at cost	-	-	-
Written options contracts, at value	-	-	-
Payables:
Investment securities purchased	-	119,498	-
Due to Custodian	444,232	-	-
Fund shares redeemed	7,024	-	-
Advisory fees	-	-	-
Distribution fees - Class A (Note 8)	6,616	4,486	3,001
Shareholder servicing fees (Note 7)	5,526	2,644	2,186
Auditing fees	16,902	16,576	17,315
Transfer agent fees and expenses	8,953	8,287	4,130
Fund accounting fees	10,187	8,776	6,070
Fund administration fees	11,139	4,891	1,382
Custody fees	9,571	6,284	2,084
Trustees' fees and expenses	766	1,172	672
Chief Compliance Officer fees	1,181	1,433	561
Accrued other expenses	5,028	6,431	3,019
Total liabilities	527,125	180,478	40,420

Net Assets	$32,580,234	$21,646,531	$14,107,719

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$24,597,945	$19,692,906	$13,371,060
Accumulated net investment income (loss)	(240,781)	(113,369)	9,864
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	705,043	(718,102)	972,290
Net unrealized appreciation (depreciation) on:
Investments	7,518,036	2,785,160	(245,495)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	(9)	(64)	-
Net Assets	$32,580,234	$21,646,531	$14,107,719

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$31,933,504	$21,515,669	$14,107,719
Shares of beneficial interest issued and outstanding	2,444,382	1,816,609	1,310,667
Redemption price per share	$13.06	$11.84	$10.76
Maximum sales charge (4.50% of offering price)*	0.62	0.56	0.51
Maximum offering price to public	$13.68	$12.40	$11.27

Class I Shares:
Net assets applicable to shares outstanding	$646,730	$130,862	$-
Shares of beneficial interest issued and outstanding	49,322	11,038	-
Offering and redemption price per share	$13.11	$11.86	$-

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2014

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac Hard Asset Fund
Investment Income:
Dividends (net of foreign withholding taxes of $356,905, $0 and $61,346, respectively)	$2,713,510	$44,172	$390,196
Interest (net of foreign withholding taxes of $0, $59,264 and $0, respectively)	622	3,067,608	92
Total investment income	2,714,132	3,111,780	390,288

Expenses:
Advisory fees	824,501	445,208	268,530
Distribution fees - Class A (Note 8)	190,699	184,938	61,990
Transfer agent fees and expenses	80,589	66,935	58,811
Fund administration fees	75,386	72,398	52,425
Fund accounting fees	73,680	64,333	52,001
Shareholder servicing fees (Note 7)	64,759	61,777	20,715
Registration fees	34,814	38,535	30,729
Custody fees	33,591	31,735	15,762
Auditing fees	16,809	16,810	16,814
Legal fees	15,651	14,278	14,193
Shareholder reporting fees	13,036	11,873	10,768
Miscellaneous	11,353	9,452	9,915
Trustees' fees and expenses	5,794	4,883	5,009
Chief Compliance Officer fees	2,828	2,848	3,309
Insurance fees	1,152	1,397	1,333
Offering costs	-	-	-
Interest expense	-	-	-

Total expenses	1,444,642	1,027,400	622,304
Advisory fees waived	(109,048)	(174,732)	(187,326)
Other expenses absorbed	-	-	-
Net expenses	1,335,594	852,668	434,978
Net investment income (loss)	1,378,538	2,259,112	(44,690)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	5,789,515	(1,042,974)	(2,739,903)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	21,767	(59,873)	(3,520)
Net realized gain (loss)	5,811,282	(1,102,847)	(2,743,423)
Net change in unrealized appreciation/depreciation on:
Investments	(12,088,789)	(2,525,577)	(3,003,049)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	(6,740)	(151,853)	(363)
Net change in unrealized appreciation/depreciation	(12,095,529)	(2,677,430)	(3,003,412)
Net increase from payments by affiliates (Note 3)	24,512	-	11,782
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	(6,259,735)	(3,780,277)	(5,735,053)

Net Increase (Decrease) in Net Assets from Operations	$(4,881,197)	$(1,521,165)	$(5,779,743)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2014

	EuroPac Gold Fund	EuroPac International Dividend Income Fund1	EP China Fund
Investment Income:
Dividends (net of foreign withholding taxes of $25,766, $227,109 and $25,854, respectively)	$190,771	$1,633,656	$780,809
Interest (net of foreign withholding taxes of $0, $0 and $0, respectively)	130	421	18
Total investment income	190,901	1,634,077	780,827

Expenses:
Advisory fees	259,112	253,757	411,493
Distribution fees - Class A (Note 8)	80,941	70,819	95,235
Transfer agent fees and expenses	31,999	36,321	54,300
Fund administration fees	50,565	45,201	49,112
Fund accounting fees	45,884	44,799	56,862
Shareholder servicing fees (Note 7)	26,104	26,766	30,770
Registration fees	24,647	34,903	20,658
Custody fees	17,189	26,909	32,678
Auditing fees	16,714	16,035	16,871
Legal fees	15,836	13,001	13,337
Shareholder reporting fees	9,168	6,069	15,162
Miscellaneous	5,001	5,235	4,862
Trustees' fees and expenses	6,001	4,000	5,283
Chief Compliance Officer fees	12,416	2,001	7,425
Insurance fees	1,074	561	1,451
Offering costs	38,693	24,049	-
Interest expense	166	-	-

Total expenses	641,510	610,426	815,499
Advisory fees waived	(155,699)	(166,435)	(148,855)
Other expenses absorbed	-	-	-
Net expenses	485,811	443,991	666,644
Net investment income (loss)	(294,910)	1,190,086	114,183

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	51,836	764,820	554,729
Purchased options contracts	49,144	-	-
Written options contracts	62,856	-	-
Foreign currency transactions	226	(40,266)	(1,961)
Net realized gain (loss)	164,062	724,554	552,768
Net change in unrealized appreciation/depreciation on:
Investments	(10,497,266)	(2,412,618)	1,893,846
Purchased options contracts	(89,348)	-	-
Written options contracts	(65,236)	-	-
Foreign currency translations	1,459	(1,724)	(7)
Net change in unrealized appreciation/depreciation	(10,650,391)	(2,414,342)	1,893,839
Net increase from payments by affiliates (Note 3)	-	-	-
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	(10,486,329)	(1,689,788)	2,446,607

Net Increase (Decrease) in Net Assets from Operations	$(10,781,239)	$(499,702)	$2,560,790

1	The EuroPac International Dividend Income Fund commenced operations on January 10, 2014.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2014

	EP Asia Small Companies Fund	EP Latin America Fund	EP Strategic US Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $56,801, $16,140 and $2,977, respectively)	$437,897	$414,767	$287,135
Interest (net of foreign withholding taxes of $0, $0 and $0, respectively)	22	62	131
Total investment income	437,919	414,829	287,266

Expenses:
Advisory fees	376,821	232,261	111,307
Distribution fees - Class A (Note 8)	85,940	53,417	37,095
Transfer agent fees and expenses	64,522	49,108	24,867
Fund administration fees	66,080	51,935	37,714
Fund accounting fees	67,058	53,732	39,614
Shareholder servicing fees (Note 7)	29,265	17,775	12,219
Registration fees	32,050	31,716	20,996
Custody fees	76,611	48,735	9,139
Auditing fees	16,859	17,043	17,356
Legal fees	13,505	15,374	13,419
Shareholder reporting fees	13,638	12,475	6,278
Miscellaneous	8,357	8,672	6,110
Trustees' fees and expenses	5,379	6,107	4,569
Chief Compliance Officer fees	6,522	7,469	3,639
Insurance fees	1,393	1,393	1,406
Offering costs	-	-	-
Interest expense	-	-	-

Total expenses	864,000	607,212	345,728
Advisory fees waived	(254,878)	(231,341)	(111,307)
Other expenses absorbed	-	-	(48,946)
Net expenses	609,122	375,871	185,475
Net investment income (loss)	(171,203)	38,958	101,791

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	2,399,194	608,143	966,585
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	(71,014)	(49,209)	-
Net realized gain (loss)	2,328,180	558,934	966,585
Net change in unrealized appreciation/depreciation on:
Investments	(1,278)	1,366,128	(685,714)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	(4)	(3,236)	-
Net change in unrealized appreciation/depreciation	(1,282)	1,362,892	(685,714)
Net increase from payments by affiliates (Note 3)	-	-	6,666
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	2,326,898	1,921,826	287,537

Net Increase (Decrease) in Net Assets from Operations	$2,155,695	$1,960,784	$389,328

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International Value Fund

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,378,538	$1,590,157
Net realized gain on investments and foreign currency transactions	5,811,282	2,871,132
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(12,095,529)	(2,931,409)
Net increase from payments by affiliates (Note 3)	24,512	-
Net increase (decrease) in net assets resulting from operations	(4,881,197)	1,529,880

Distributions to Shareholders:
From net investment income:
Class A	(1,688,679)	(1,718,715)
Class I	(1,166)	(2)
Total distributions to shareholders	(1,689,845)	(1,718,717)

Capital Transactions:
Net proceeds from shares sold:
Class A	12,165,192	25,813,740
Class I	55,000	101,347
Reinvestment of distributions:
Class A	1,172,290	1,246,851
Class I	1,166	2
Cost of shares redeemed:
Class A1	(24,762,104)	(20,556,247)
Class I	(128,156)	-
Net increase (decrease) in net assets from capital transactions	(11,496,612)	6,605,693

Total increase (decrease) in net assets	(18,067,654)	6,416,856

Net Assets:
Beginning of period	83,778,360	77,361,504
End of period	$65,710,706	$83,778,360

Accumulated net investment loss	$(25,635)	$(72,663)

Capital Share Transactions:
Shares sold:
Class A	1,202,624	2,506,810
Class I	5,107	10,206
Shares reinvested:
Class A	114,442	125,738
Class I	116	-
Shares redeemed:
Class A	(2,447,497)	(2,009,660)
Class I	(12,939)	-
Net increase (decrease) in capital share transactions	(1,138,147)	633,094

1	Net of redemption fees of $548 and $417, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International Bond Fund

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,259,112	$2,487,430
Net realized loss on investments and foreign currency transactions	(1,102,847)	(177,038)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(2,677,430)	(3,876,967)
Net decrease in net assets resulting from operations	(1,521,165)	(1,566,575)

Distributions to Shareholders:
From net investment income:
Class A	(1,296,719)	(2,126,664)
Class I	(4,384)	(118)
From net realized gain:
Class A	(203,687)	(720,025)
Class I	(568)	-
Total distributions to shareholders	(1,505,358)	(2,846,807)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,678,208	44,540,672
Class I	148,000	207,821
Reinvestment of distributions:
Class A	919,847	1,586,863
Class I	4,953	118
Cost of shares redeemed:
Class A1	(34,760,274)	(43,209,206)
Class I	(93,269)	-
Net increase (decrease) in net assets from capital transactions	(19,102,535)	3,126,268

Total decrease in net assets	(22,129,058)	(1,287,114)

Net Assets:
Beginning of period	86,878,328	88,165,442
End of period	$64,749,270	$86,878,328

Accumulated net investment income	$13,248	$-

Capital Share Transactions:
Shares sold:
Class A	1,490,598	4,356,488
Class I	14,833	21,283
Shares reinvested:
Class A	94,322	156,825
Class I	507	12
Shares redeemed:
Class A	(3,552,162)	(4,247,541)
Class I	(9,651)	-
Net increase (decrease) in capital share transactions	(1,961,553)	287,067

1	Net of redemption fees of $2,760 and $45,343, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Hard Asset Fund

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(44,690)	$100,826
Net realized loss on investments and foreign currency transactions	(2,743,423)	(390,227)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(3,003,412)	(5,454,948)
Net increase from payments by affiliates (Note 3)	11,782	-
Net decrease in net assets resulting from operations	(5,779,743)	(5,744,349)

Distributions to Shareholders:
From net investment income:
Class A	-	(100,278)
From net realized gain:
Class A	-	(277,789)
Total distributions to shareholders	-	(378,067)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,926,017	20,116,393
Class I	176,903	1,000
Reinvestment of distributions:
Class A	-	216,358
Cost of shares redeemed:
Class A1	(13,586,526)	(10,753,633)
Class I	(19,770)	-
Net increase (decrease) in net assets from capital transactions	(8,503,376)	9,580,118

Total increase (decrease) in net assets	(14,283,119)	3,457,702

Net Assets:
Beginning of period	32,770,126	29,312,424
End of period	$18,487,007	$32,770,126

Accumulated net investment loss	$(146,108)	$(181,845)

Capital Share Transactions:
Shares sold:
Class A	673,476	2,311,508
Class I	22,943	130
Shares reinvested:
Class A	-	23,289
Shares redeemed:
Class A	(1,804,682)	(1,261,004)
Class I	(3,000)	-
Net increase (decrease) in capital share transactions	(1,111,263)	1,073,923

1	Net of redemption fees of $290 and $3,511, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Gold Fund

	For the Year Ended October 31, 2014	For the Period July 19, 2013* through October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(294,910)	$(22,658)
Net realized gain (loss) on investments, purchased options contracts,
written options contracts and foreign currency transactions	164,062	(196,019)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and foreign
currency translations	(10,650,391)	(1,301,530)
Net decrease in net assets resulting from operations	(10,781,239)	(1,520,207)

Distributions to Shareholders:
From net investment income:
Class A	(146,520)	-
Total distributions to shareholders	(146,520)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	29,006,581	21,526,149
Reinvestment of distributions:
Class A	53,128	-
Cost of shares redeemed:
Class A	(4,534,205)	(284,022)
Net increase in net assets from capital transactions	24,525,504	21,242,127

Total increase in net assets	13,597,745	19,721,920

Net Assets:
Beginning of period	19,721,920	-
End of period	$33,319,665	$19,721,920

Accumulated net investment income (loss)	$(355,013)	$6,321

Capital Share Transactions:
Net proceeds from shares sold:
Class A	2,993,753	2,093,475
Shares reinvested:
Class A	6,511	-
Cost of shares redeemed:
Class A	(470,796)	(28,145)
Net increase in capital share transactions	2,529,468	2,065,330

*	Commencement of operations.
1	Net of redemption fees of $1,714 and $1,023, respectively.

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

EuroPac International Dividend Income Fund
For the Period January 10, 2014* through October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,190,086
Net realized gain on investments and foreign currency transactions	724,554
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(2,414,342)
Net decrease in net assets resulting from operations	(499,702)

Distributions to Shareholders:
From net investment income:
Class A	(1,041,820)
Class I	(50,715)
Total distributions to shareholders	(1,092,535)

Capital Transactions:
Net proceeds from shares sold:
Class A	53,519,699
Class I	1,845,984
Reinvestment of distributions:
Class A	487,648
Class I	50,715
Cost of shares redeemed:
Class A1	(3,134,831)
Class I	(86,728)
Net increase in net assets from capital transactions	52,682,487

Total increase in net assets	51,090,250

Net Assets:
Beginning of period	-
End of period	$51,090,250

Accumulated net investment income	$253,585

Capital Share Transactions:
Shares sold:
Class A	5,226,977
Class I	199,209
Shares reinvested:
Class A	46,553
Class I	4,842
Shares redeemed:
Class A	(304,424)
Class I	(8,572)
Net increase in capital share transactions	5,164,585

*	Commencement of operations.
1	Net of redemption fees of $1,432.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP China Fund

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$114,183	$220,045
Net realized gain on investments and foreign currency transactions	552,768	342,609
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,893,839	6,867,156
Net increase in net assets resulting from operations	2,560,790	7,429,810

Distributions to Shareholders:
From net investment income:
Class A	(210,774)	(352,949)
Total distributions to shareholders	(210,774)	(352,949)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,693,271	10,612,370
Reinvestment of distributions:
Class A	157,451	280,169
Cost of shares redeemed:
Class A1	(13,417,265)	(16,192,052)
Net decrease in net assets from capital transactions	(7,566,543)	(5,299,513)

Total increase (decrease) in net assets	(5,216,527)	1,777,348

Net Assets:
Beginning of period	40,532,453	38,755,105
End of period	$35,315,926	$40,532,453

Accumulated net investment income	$110,729	$210,598

Capital Share Transactions:
Net proceeds from shares sold:
Class A	455,042	934,543
Reinvestment of distributions:
Class A	12,506	26,332
Cost of shares redeemed:
Class A	(1,071,794)	(1,442,359)
Net decrease in capital share transactions	(604,246)	(481,484)

1	Net of redemption fees of $1,263 and $5,110, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Asia Small Companies Fund

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(171,203)	$13,922
Net realized gain on investments and foreign currency transactions	2,328,180	3,291,714
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(1,282)	1,464,363
Net increase in net assets resulting from operations	2,155,695	4,769,999

Distributions to Shareholders:
From net investment income:
Class A	-	(413,034)
Total distributions to shareholders	-	(413,034)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,450,794	14,716,311
Class I	713,152	181,738
Reinvestment of distributions:
Class A	-	207,061
Cost of shares redeemed:
Class A1	(10,115,628)	(12,066,006)
Class I	(272,188)	-
Net increase (decrease) in net assets from capital transactions	(4,223,870)	3,039,104

Total increase (decrease) in net assets	(2,068,175)	7,396,069

Net Assets:
Beginning of period	34,648,409	27,252,340
End of period	$32,580,234	$34,648,409

Accumulated net investment loss	$(240,781)	$(239,114)

Capital Share Transactions:
Shares sold:
Class A	426,337	1,186,476
Class I	56,361	14,859
Shares reinvested:
Class A	-	18,570
Shares redeemed:
Class A	(783,664)	(956,442)
Class I	(21,898)	-
Net increase (decrease) in capital share transactions	(322,864)	263,463

1	Net of redemption fees of $178 and $1,221, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Latin America Fund

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$38,958	$4,625
Net realized gain on investments and foreign currency transactions	558,934	148,239
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,362,892	268,213
Net increase in net assets resulting from operations	1,960,784	421,077

Distributions to Shareholders:
From net investment income:
Class A	(43,834)	(73,922)
Class I	(338)	-
Total distributions to shareholders	(44,172)	(73,922)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,479,481	13,832,423
Class I	184,265	75,464
Reinvestment of distributions:
Class A	26,135	50,108
Class I	339	-
Cost of shares redeemed:
Class A1	(6,252,425)	(5,400,605)
Class I	(147,040)	-
Net increase in net assets from capital transactions	290,755	8,557,390

Total increase in net assets	2,207,367	8,904,545

Net Assets:
Beginning of period	19,439,164	10,534,619
End of period	$21,646,531	$19,439,164

Accumulated net investment loss	$(113,369)	$(58,810)

Capital Share Transactions:
Shares sold:
Class A	578,079	1,241,171
Class I	15,951	7,080
Shares reinvested:
Class A	2,389	4,666
Class I	31	-
Shares redeemed:
Class A	(550,000)	(499,846)
Class I	(12,024)	-
Net increase in capital share transactions	34,426	753,071

1	Net of redemption fees of $171 and $2,309, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Strategic US Equity Fund

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$101,791	$132,304
Net realized gain on investments and foreign currency transactions	966,585	178,703
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(685,714)	415,755
Net increase from payments by affiliates (Note 3)	6,666	-
Net increase in net assets resulting from operations	389,328	726,762

Distributions to Shareholders:
From net investment income:
Class A	(93,254)	(119,327)
From net realized gain:
Class A	(188,408)	(614)
Total distributions to shareholders	(281,662)	(119,941)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,718,227	11,489,138
Reinvestment of distributions:
Class A	172,335	70,143
Cost of shares redeemed:
Class A1	(6,981,049)	(2,095,264)
Net increase (decrease) in net assets from capital transactions	(2,090,487)	9,464,017

Total increase (decrease) in net assets	(1,982,821)	10,070,838

Net Assets:
Beginning of period	16,090,540	6,019,702
End of period	$14,107,719	$16,090,540

Accumulated net investment income	$9,864	$772

Capital Share Transactions:
Net proceeds from shares sold:
Class A	430,243	1,105,478
Reinvestment of distributions:
Class A	16,344	6,791
Cost of shares redeemed:
Class A	(640,034)	(201,179)
Net increase (decrease) in capital share transactions	(193,447)	911,090

1	Net of redemption fees of $31 and $141, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Value Fund - Class A

	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the period April 7, 2010* through October 31, 2010
Net asset value, beginning of period	$10.26		$10.27		$9.92		$10.38		$10.00
Income from Investment Operations:
Net investment income1	0.18		0.10		0.17		0.21		0.07
Net realized and unrealized gain (loss) on investments	(0.86)	8	0.11		0.39		(0.50)		0.38
Total from investment operations	(0.68)		0.21		0.56		(0.29)		0.45

Less Distributions:
From net investment income	(0.23)		(0.22)		(0.21)		(0.17)		(0.07)
Total distributions	(0.23)		(0.22)		(0.21)		(0.17)		(0.07)

Redemption fee proceeds1	-	2	-	2	-	2	-	2	-	2

Net asset value, end of period	$9.35		$10.26		$10.27		$9.92		$10.38

Total return3	(6.84)%		2.14%		5.88%		(2.93)%		4.57%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,688		$83,673		$77,362		$77,449		$53,027

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.90%		1.83%	6	1.90%		1.88%		2.30%	5
After fees waived and expenses absorbed	1.75%		1.76%	6	1.75%		1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.66%		1.90%	7	1.61%		1.87%		0.84%	5
After fees waived and expenses absorbed	1.81%		1.97%	7	1.76%		1.99%		1.39%	5
Portfolio turnover rate	29%		42%		38%		27%		13%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.

7
Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.

8
The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Value Fund - Class I

	For the Year Ended October 31, 2014	For the period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$10.26	$9.93
Income from Investment Operations:
Net investment income1	0.21	0.02
Net realized and unrealized gain (loss) on investments	(0.87)	0.33
Total from investment operations	(0.66)	0.35

Less Distributions:
From net investment income	(0.25)	(0.02)
Total distributions	(0.25)	(0.02)

Net asset value, end of period	$9.35	$10.26

Total return2	(6.66)%	3.57%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%	1.58%	4
After fees waived and expenses absorbed	1.50%	1.50%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.91%	0.65%	4
After fees waived and expenses absorbed	2.06%	0.73%	4
Portfolio turnover rate	29%	42%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Bond Fund - Class A

	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the period November 15, 2010* through October 31, 2011
Net asset value, beginning of period	$9.89		$10.37		$10.37		$10.00
Income from Investment Operations:
Net investment income1	0.30		0.28		0.27		0.19
Net realized and unrealized gain (loss) on investments	(0.51)		(0.44)		(0.07)		0.38
Total from investment operations	(0.21)		(0.16)		0.20		0.57

Less Distributions:
From net investment income	(0.17)		(0.24)		(0.20)		(0.20)
From net realized gain	(0.02)		(0.08)		-		-
Total distributions	(0.19)		(0.32)		(0.20)		(0.20)

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$9.49		$9.89		$10.37		$10.37

Total return3	(2.09)%		(1.53)%		2.02%		5.72%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,492		$86,667		$88,165		$80,240

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%		1.23%		1.28%		1.36%	5
After fees waived and expenses absorbed	1.15%		1.15%		1.15%		1.15%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.81%		2.70%		2.54%		1.73%	5
After fees waived and expenses absorbed	3.05%		2.77%		2.67%		1.94%	5
Portfolio turnover rate	33%		49%		84%		8%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Bond Fund - Class I

	For the Year Ended October 31, 2014	For the period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$9.91	$9.73
Income from Investment Operations:
Net investment income1	0.32	0.10
Net realized and unrealized gain (loss) on investments	(0.51)	0.12
Total from investment operations	(0.19)	0.22

Less Distributions:
From net investment income	(0.19)	(0.04)
From net realized gain	(0.02)	-
Total distributions	(0.21)	(0.04)

Net asset value, end of period	$9.51	$9.91

Total return2	(1.90%)	2.28%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$257	$211

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%	1.06%	4
After fees waived and expenses absorbed	0.90%	0.90%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.06%	3.32%	4
After fees waived and expenses absorbed	3.30%	3.48%	4
Portfolio turnover rate	33%	49%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard Asset Fund - Class A

	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the period June 30, 2011* through October 31, 2011
Net asset value, beginning of period	$8.01		$9.72		$9.66		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.01)		0.03		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	(1.79)	6	(1.62)		0.15		(0.33)
Total from investment operations	(1.80)		(1.59)		0.16		(0.34)

Less Distributions:
From net investment income	-		(0.03)		(0.10)		-
From net realized gain	-		(0.09)		-		-
Total distributions	-		(0.12)		(0.10)		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$6.21		$8.01		$9.72		$9.66

Total return3	(22.47)%		(16.55)%		1.80%		(3.40)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,362		$32,769		$29,312		$18,009

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.50%		2.14%		2.38%		3.47%	5
After fees waived and expenses absorbed	1.75%		1.75%		1.75%		1.75%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.93)%		(0.07)%		(0.49)%		(2.14)%	5
After fees waived and expenses absorbed	(0.18)%		0.32%		0.14%		(0.41)%	5
Portfolio turnover rate	17%		8%		9%		2%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
An affiliate reimbursed the Fund $11,782 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.004 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard Asset Fund - Class I

	For the Year Ended October 31, 2014		For the period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$8.02		$7.67
Income from Investment Operations:
Net investment income (loss)1	0.01		-	2
Net realized and unrealized gain (loss) on investments	(1.80)	6	0.35
Total from investment operations	(1.79)		0.35

Net asset value, end of period	$6.23		$8.02

Total return3	(22.32)%		4.56%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$125		$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%		2.10%	5
After fees waived and expenses absorbed	1.50%		1.50%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.68)%		(0.57)%	5
After fees waived and expenses absorbed	0.07%		0.03%	5
Portfolio turnover rate	17%		8%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.
6
An affiliate reimbursed the Fund $11,782 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.004 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Gold Fund Class A

	For the Year Ended October 31, 2014		For the Period July 19, 2013* through October 31, 2013
Net asset value, beginning of period	$9.55		$10.00
Income from Investment Operations:
Net investment loss1	(0.09)		(0.02)
Net realized and unrealized loss on investments	(2.15)		(0.43)
Total from investment operations	(2.24)		(0.45)

Less Distributions:
From net investment income	(0.06)		-
Total distributions	(0.06)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$7.25		$9.55

Total return3	(23.49)%		(4.50)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,320		$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.98%		3.08%	5
After fees waived and expenses absorbed	1.50%		1.50%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.39)%		(2.15)%	5
After fees waived and expenses absorbed	(0.91)%		0.57%	5
Portfolio turnover rate	14%		12%	4
*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	EuroPac International Dividend Income Fund - Class A

	For the Period January 10, 2014* through October 31, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.33
Net realized and unrealized loss on investments	(0.18)
Total from investment operations	0.15

Less Distributions:
From net investment income	(0.26)
Total distributions	(0.26)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.89

Total return3	1.36%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.06%	5
After fees waived and expenses absorbed	1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.41%	5
After fees waived and expenses absorbed	3.97%	5
Portfolio turnover rate	28%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	EuroPac International Dividend Income Fund - Class I

	For the Period January 10, 2014* through October 31, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.35
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	0.16

Less Distributions:
From net investment income	(0.27)
Total distributions	(0.27)

Net asset value, end of period	$9.89

Total return2	1.50%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.81%	4
After fees waived and expenses absorbed	1.25%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.66%	4
After fees waived and expenses absorbed	4.22%	4
Portfolio turnover rate	28%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP China Fund - Class A

	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the period July 1, 2011 through October 31, 2011**		For the Year Ended June 30, 2011		For the period July 31, 2009* through June 30, 2010
Net asset value, beginning of period	$12.34		$10.29		$10.43		$13.57		$11.34		$10.00
Income from Investment Operations:
Net investment income1	0.04		0.06		0.08		0.01		0.10		0.02
Net realized and unrealized gain (loss) on investments	0.85		2.09		0.41	6	(3.15)		2.36		1.38
Total from investment operations	0.89		2.15		0.49		(3.14)		2.46		1.40

Less Distributions:
From net investment income	(0.06)		(0.10)		(0.01)		-		(0.22)		-
From net realized gain	-		-		(0.62)		-		(0.01)		(0.06)
Total distributions	(0.06)		(0.10)		(0.63)		-		(0.23)		(0.06)

Redemption fee proceeds	-	2	-	2	-	2	-	2	-	2	-	2

Net asset value, end of period	$13.17		$12.34		$10.29		$10.43		$13.57		$11.34

Total return3	7.27%		21.01%		5.45%		(23.14)%	4	21.55%		13.93%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,316		$40,532		$38,755		$52,407		$86,352		$58,765

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%		2.14%		2.18%		2.00%	5	1.91%		2.18%	5
After fees waived and expenses absorbed	1.75%		1.75%		1.75%		1.74%	5	1.75%		1.75%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.09)%		0.16%		0.39%		(0.01)%	5	0.56%		0.20%	5
After fees waived and expenses absorbed	0.30%		0.55%		0.82%		0.25%	5	0.72%		0.63%	5
Portfolio turnover rate	28%		47%		90%		48%	4	77%		80%	4

*	Commencement of operations.
**	Fiscal year changed to October 31, effective July 1, 2011.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $21,698 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.006 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small Companies Fund - Class A

	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period December 1, 2010* through October 31, 2011
Net asset value, beginning of period	$12.30		$10.67		$8.35		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.06)		0.01		0.04		0.08
Net realized and unrealized gain (loss) on investments	0.82		1.78		2.32	6	(1.73)
Total from investment operations	0.76		1.79		2.36		(1.65)

Less Distributions:
From net investment income	-		(0.16)		(0.04)		-
Total distributions	-		(0.16)		(0.04)		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$13.06		$12.30		$10.67		$8.35

Total return3	6.18%		16.92%		28.40%		(16.50)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,933		$34,465		$27,252		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.48%		2.24%		2.54%		2.34%	5
After fees waived and expenses absorbed	1.75%		1.75%		1.75%		1.75%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.23)%		(0.45)%		(0.36)%		0.33%	5
After fees waived and expenses absorbed	(0.50)%		0.04%		0.43%		0.92%	5
Portfolio turnover rate	82%		101%		84%		102%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.002 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small Companies Fund - Class I

	For the Year Ended October 31, 2014	For the Period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$12.32	$12.62
Income from Investment Operations:
Net investment income (loss)1	(0.03)	-
Net realized and unrealized gain (loss) on investments	0.82	(0.30)
Total from investment operations	0.79	(0.30)

Net asset value, end of period	$13.11	$12.32

Total return2	6.41%	(2.38)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$647	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.23%	2.12%	4
After fees waived and expenses absorbed	1.50%	1.50%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.98)%	(0.70)%	4
After fees waived and expenses absorbed	(0.25)%	(0.08)%	4
Portfolio turnover rate	82%	101%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America Fund - Class A

	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period November 1, 2011* through October 31, 2012
Net asset value, beginning of period	$10.84		$10.13		$10.00
Income from Investment Operations:
Net investment income1	0.02		-		0.08
Net realized and unrealized gain on investments	1.00		0.77		0.05
Total from investment operations	1.02		0.77		0.13

Less Distributions:
From net investment income	(0.02)		(0.06)		-
Total distributions	(0.02)		(0.06)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$11.84		$10.84		$10.13

Total return3	9.46%		7.65%		1.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,516		$19,362		$10,535

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.83%		2.72%		3.83%
After fees waived and expenses absorbed	1.75%		1.75%		1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.90)%		(0.94)%		(1.25)%
After fees waived and expenses absorbed	0.18%		0.03%		0.83%
Portfolio turnover rate	65%		74%		104%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America Fund - Class I

	For the Year Ended October 31, 2014	For the Period July 16, 2013* through October 31, 2013
Net asset value, beginning of period	$10.84	$10.59
Income from Investment Operations:
Net investment income (loss)1	0.05	(0.01)
Net realized and unrealized gain on investments	1.02	0.26
Total from investment operations	1.07	0.25

Less Distributions:
From net investment income	(0.05)	-
Total distributions	(0.05)	-

Net asset value, end of period	$11.86	$10.84

Total return2	9.89%	2.36%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$131	$77

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%	2.75%	4
After fees waived and expenses absorbed	1.50%	1.50%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.65)%	(1.65)%	4
After fees waived and expenses absorbed	0.43%	(0.40)%	4
Portfolio turnover rate	65%	74%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Strategic US Equity Fund - Class A

	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period March 1, 2012* through October 31, 2012
Net asset value, beginning of period	$10.70		$10.15		$10.00
Income from Investment Operations:
Net investment income1	0.08		0.12		0.06
Net realized and unrealized gain on investments	0.17	6	0.54		0.15
Total from investment operations	0.25		0.66		0.21

Less Distributions:
From net investment income	(0.07)		(0.11)		(0.06)
From net realized gain	(0.12)		-	2	-
Total distributions	(0.19)		(0.11)		(0.06)

Redemption fee proceeds	-	2	-	2	-

Net asset value, end of period	$10.76		$10.70		$10.15

Total return3	2.34%		6.53%		2.13%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,108		$16,091		$6,020

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.34%		2.41%		6.23%	5
After fees waived and expenses absorbed	1.25%		1.25%		1.25%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.40)%		(0.04)%		(4.12)%	5
After fees waived and expenses absorbed	0.69%		1.12%		0.86%	5
Portfolio turnover rate	55%		29%		20%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Affiliate reimbursed the Fund $6,666 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.005 per share. The reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2014

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation. The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund, China Fund and Strategic US Equity Fund, are authorized to issue Class A shares. The International Value Fund, International Bond Fund, Hard Asset Fund, International Dividend Income Fund, Asia Small Companies Fund and Latin America Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund, Hard Asset Fund, Asia Small Companies Fund and Latin America Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Gold Fund incurred offering costs of approximately $45,506 which were amortized over a one-year period from July 19, 2013 (commencement of operations). The International Dividend Income Fund incurred offering costs of approximately $30,507, which are being amortized over a one-year period from January 10, 2014 (commencement of operations).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, International Dividend Income Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
Hard Asset Fund	Quarterly
Gold Fund	Annually
International Dividend Income Fund	Quarterly
China Fund	Annually
Asia Small Companies Fund	Annually
Latin America Fund	Annually
Strategic US Equity Fund	Quarterly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Options
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the year ended October 31, 2014 in the EuroPac Gold Fund were as follows:

	Number of Contracts	Premiums Amount
Outstanding at October 31, 2013	-	$-
Options written	4,294	202,192
Options terminated in closing purchasing transactions	(706)	(17,617)
Options expired	(1,439)	(63,362)
Options exercised	(880)	(50,085)
Outstanding at October 31, 2014	1,269	$71,128

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend expenses on short positions, brokerage commissions and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund until March 1, 2015. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
Hard Asset Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	-
International Dividend Income Fund	0.85%	1.50%	1.25%
China Fund	1.08%	1.75%	-
Asia Small Companies Fund	1.08%	1.75%	1.50%
Latin America Fund	1.08%	1.75%	1.50%
Strategic US Equity Fund	0.75%	1.25%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective March 15, 2011, the Trust, on behalf of the China Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.08% of the Fund’s average daily net assets. Prior to March 15, 2011, the Fund’s investment advisor was Euro Pacific Halter Asia Management, Inc.

For the period July 1, 2010 through March 14, 2011, the China Fund paid advisory fees in the amount of $635,809 to Euro Pacific Halter Asia Management, Inc. and $303,365 to Euro Pacific Asset Management, LLC for the period March 15, 2011 through June 30, 2011.

The China Fund, Asia Small Companies Fund and Latin America Fund are sub-advised by New Sheridan Advisors, Inc. (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average daily net assets of the Fund to the Sub-advisor.

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

For the year ended October 31, 2014, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
International Value Fund	$109,048	$-	$109,048
International Bond Fund	174,732	-	174,732
Hard Asset Fund	187,326	-	187,326
Gold Fund	155,699	-	155,699
International Dividend Income Fund (January 10, 2014 – October 31, 2014)	166,435	-	166,435
China Fund	148,855	-	148,855
Asia Small Companies Fund	254,878	-	254,878
Latin America Fund	231,341	-	231,341
Strategic US Equity Fund	111,307	48,946	160,253
	$1,539,621	$48,946	$1,588,567

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of the amounts no later than the dates stated below:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund	International Dividend Income Fund
October 31, 2015	$117,848	$109,368	$132,344	$-	$-
October 31, 2016	55,560	71,464	123,144	63,135	-
October 31, 2017	109,048	174,732	187,326	155,699	166,435
Total	$282,456	$355,564	$442,814	$218,834	$166,435

		Asia Small	Latin America	Strategic US
	China Fund	Companies Fund	Fund	Equity Fund
October 31, 2015	$190,733	$208,947	$152,559	$87,136
October 31, 2016	154,764	167,862	160,072	136,798
October 31, 2017	148,855	254,878	231,341	160,253
Total	$494,352	$631,687	$543,972	$384,187

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2014, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2014, are reported on the Statements of Operations.

An affiliate reimbursed the International Value Fund, Hard Asset Fund and the Strategic US Equity Fund $24,512, $11,782 and $6,666, respectively, for losses on transactions not meeting the investment guidelines for the Funds. These reimbursements had no impact to the Funds’ net asset value per share or total return.

Note 4 – Federal Income Taxes
At October 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund	International Dividend Income Fund

Cost of investments	$75,122,593	$68,684,576	$28,199,759	$45,569,493	$53,658,606

Gross unrealized appreciation	$5,671,807	$169,005	$176,405	$336,636	$2,031,058
Gross unrealized depreciation	(15,160,608)	(6,898,399)	(9,856,048)	(12,283,669)	(4,645,576)
Net unrealized appreciation (depreciation) on investments	$(9,488,801)	$(6,729,394)	$(9,679,643)	$(11,947,033)	$(2,614,518)

	China Fund	Asia Small Companies Fund	Latin America Fund	Strategic US Equity Fund

Cost of investments	$23,403,654	$25,603,255	$18,887,944	$14,366,955

Gross unrealized appreciation	$14,060,292	$8,943,932	$3,367,759	$1,603,987
Gross unrealized depreciation	(1,718,132)	(1,485,962)	(582,599)	(1,847,425)
Net unrealized appreciation (depreciation) on investments	$12,342,160	$7,457,970	$2,785,160	$(243,438)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Funds	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss

International Value Fund	$1,186	$358,335	$(359,521)
International Bond Fund	512	(944,761)	944,249
Hard Asset Fund	(73,253)	80,427	(7,174)
Gold Fund	(9,720)	80,096	(70,376)
International Dividend Income Fund	(33,116)	156,034	(122,918)
China Fund	1,317	(3,278)	1,961
Asia Small Companies Fund	(150,295)	169,536	(19,241)
Latin America Fund	136	(49,345)	49,209
Strategic US Equity Fund	2,554	555	(3,109)

As of October 31, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund	International Dividend Income Fund
Undistributed ordinary income	$565,251	$13,248	$-	$-	$965,611
Undistributed long-term gains	3,027,504	-	-	-	91,510
Tax accumulated earnings	3,592,755	13,248	-	-	1,057,121

Accumulated capital and other losses	$-	$(159,800)	$(2,478,231)	$(400,287)	$-
Unrealized appreciation (depreciation) on investments	(9,488,801)	(6,729,394)	(9,679,643)	(12,012,269)	(2,614,518)
Unrealized appreciation (depreciation) on foreign currency translations	(5,840)	(146,558)	(306)	853	(1,724)
Total accumulated earnings (deficit)	$(5,901,886)	$(7,022,504)	$(12,158,180)	$(12,411,703)	$(1,559,121)

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

	China Fund	Asia Small Companies Fund	Latin America Fund	Strategic US Equity Fund

Undistributed ordinary income	$110,729	$-	$1,417	$345,960
Undistributed long-term gains	-	705,043	-	634,137
Tax accumulated earnings	110,729	705,043	1,417	980,097

Accumulated capital and other losses	$(10,005,176)	$(180,715)	$(832,888)	$-
Unrealized appreciation (depreciation) on investments	12,342,160	7,457,970	2,785,160	(243,438)
Unrealized appreciation (depreciation) on foreign currency translations	(7)	(9)	(64)	-
Total accumulated earnings (deficit)	$2,447,706	$7,982,289	$1,953,625	$736,659

The tax character of distributions paid during the fiscal years ended October 31, 2014 and 2013 were as follows:

	International Value Fund		International Bond Fund		Hard Asset Fund
	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary Income	$1,689,845	$1,718,717	$1,383,839	$2,795,383	$-	$334,648
Net long-term capital gains	-	-	121,519	51,424	-	43,419
Total distributions paid	$1,689,845	$1,718,717	$1,505,358	$2,846,807	$-	$378,067

	Gold Fund		International Dividend Income Fund	China Fund
	2014	2013	2014	2014	2013
Distributions paid from:
Ordinary Income	$146,520	$-	$1,092,535	$210,774	$352,949
Net long-term capital gains	-	-	-	-	-
Total distributions paid	$146,520	$-	$1,092,535	$210,774	$352,949

	Asia Small Companies Fund		Latin America Fund		Strategic US Equity Fund
	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary Income	$-	$413,034	$44,172	$73,922	$234,755	$119,941
Net long-term capital gains	-	-	-	-	46,907	-
Total distributions paid	$-	$413,034	$44,172	$73,922	$281,662	$119,941

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

At October 31, 2014, the Funds had accumulated capital loss carryforwards as follows:

	Capital Loss Carryforward to Expire In:		Not Subject to Expiration:
Fund	2018	2019	Short-Term	Long-Term	Total
International Bond Fund	$-	$-	$-	$159,800	$159,800
Hard Asset Fund	-	-	229,308	2,111,799	2,341,107
Gold Fund	-	-	65,988	20,384	86,372
China Fund	-	5,462,398	4,542,778	-	10,005,176
Latin American Fund	-	-	718,102	-	718,102

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue
Code limitations. During the year ended October 31, 2014, the International Value Fund, Gold Fund, China Fund, Asia Small Companies Fund and Latin America Fund utilized $2,172,144, $79,120, $554,728, $1,603,896, and $608,143, respectively, of their capital loss carryovers.

As of October 31, 2014, International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, International Dividend Income Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund had qualified late-year losses of $0, $0, $137,124, $313,915, $0, $0, $180,715, $114,786 and $0, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended October 31, 2014, redemption fees were as follows:

International Value Fund	$548
International Bond Fund	2,760
Hard Asset Fund	290
Gold Fund	1,714
International Dividend Income Fund (January 10, 2014 – October 31, 2014)	1,432
China Fund	1,263
Asia Small Companies Fund	178
Latin America Fund	171
Strategic US Equity Fund	31

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Note 6 – Investment Transactions
For the year ended October 31, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$20,449,637	$35,489,502
International Bond Fund	22,533,510	39,743,470
Hard Asset Fund	4,085,728	12,391,662
Gold Fund	27,019,080	4,186,340
International Dividend Income Fund (January 10, 2014 – October 31, 2014)	53,191,225	8,590,703
China Fund	10,782,048	18,076,545
Asia Small Companies Fund	28,354,114	32,287,318
Latin America Fund	14,805,253	13,461,142
Strategic US Equity Fund	7,476,011	9,950,589

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2014, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2014, distribution fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2014, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$9,309,320	$-	$-	$9,309,320
Communications	13,716,527	-	-	13,716,527
Consumer, Cyclical	7,535,646	-	-	7,535,646
Consumer, Non-cyclical	6,773,262	-	-	6,773,262
Energy	8,541,392	-	-	8,541,392
Financial	5,671,778	-	-	5,671,778
Industrial	576,920	-	-	576,920
Utilities	2,372,814	931,983	-	3,304,797
Short-Term Investments	10,204,150	-	-	10,204,150
Total Investments	$64,701,809	$931,983	$-	$65,633,792

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Bonds
Basic Materials	$-	$885,547	$-	$885,547
Communications	-	5,766,375	-	5,766,375
Consumer, Cyclical	-	1,527,578	-	1,527,578
Consumer, Non-cyclical	-	4,897,223	-	4,897,223
Diversified	-	1,458,909	-	1,458,909
Energy	-	3,365,253	-	3,365,253
Financial	-	10,315,108	-	10,315,108
Government	-	29,092,696		29,092,696
Industrial	-	440,326	-	440,326
Utilities	-	446,793	-	446,793
Preferred Stock	780,000	-	-	780,000
Short-Term Investments	2,979,374	-	-	2,979,374
Total Investments	$3,759,374	$58,195,808	$-	$61,955,182

Hard Asset Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$7,224,399	$-	$-	$7,224,399
Consumer, Non-cyclical	1,152,362	-	-	1,152,362
Energy	4,461,076	-	-	4,461,076
Exchange-Traded Fund	4,533,766	-	-	4,533,766
Short-Term Investments	1,148,513	-	-	1,148,513
Total Investments	$18,520,116	$-	$-	$18,520,116

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Gold Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Gold Mining	$10,257,920	$-	$-	$10,257,920
Royalty Companies	4,458,981	-	-	4,458,981
Precious Metals Exploration	8,303,476	-	1,137,411	9,440,887
Silver Exploration and Mining	928,711	-	-	928,711
Diversified Exploration and Mining	1,960,656	-		1,960,656
Investment Management Companies
Precious Metals	1,586,748	-	-	1,586,748
Bullion	2,671,363	-	-	2,671,363
Warrants
Precious Metals Royalties	21,293	-	-	21,293
Precious Metals Exploration	14,573	-	-	14,573
Purchased Call Options Contracts	-	135,775	-	135,775
Short-Term Investments	2,145,553	-	-	2,145,553
Total Investments	$32,349,274	$135,775	$1,137,411	$33,622,460

	Level 1	Level 2	Level 3*	Total
Liabilities
Investments
Written Call Options Contracts	$-	75	-	75
Written Put Options Contracts	-	136,290	-	136,290
Total Investments	$-	$136,365	$-	$136,365

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$14,099,999	$-	$-	$14,099,999
Consumer, Cyclical	6,073,771	-	-	6,073,771
Consumer, Non-cyclical	4,211,174	-	-	4,211,174
Energy	5,702,819	-	-	5,702,819
Financial	9,069,535	-	-	9,069,535
Technology	1,671,461	-	-	1,671,461
Utilities	2,302,898	1,268,191	-	3,571,089
Short-Term Investments	6,644,240	-	-	6,644,240
Total Investments	$49,775,897	$1,268,191	$-	$51,044,088

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Communications	1,133,900	436,277	-	1,570,177
Consumer, Cyclical	-	5,616,888	-	5,616,888
Consumer, Non-cyclical	3,298,702	8,196,700	-	11,495,402
Diversified	-	1,318,771	-	1,318,771
Energy	-	1,069,237	-	1,069,237
Financial	-	2,958,081	-	2,958,081
Industrial	-	7,482,292	-	7,482,292
Technology	-	1,881,415	-	1,881,415
Utilities	-	2,353,551	-	2,353,551
Total Investments	$4,432,602	$31,313,212	$-	$35,745,814

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$448,308	$1,452,291	$-	$1,900,599
Consumer, Cyclical	980,559	6,063,030	-	7,043,589
Consumer, Non-cyclical	1,624,059	9,045,729	-	10,669,788
Energy	485,902	1,539,959	-	2,025,861
Financial	-	2,752,549	-	2,752,549
Industrial	523,118	7,584,129	-	8,107,247
Technology	-	555,613	-	555,613
Warrants	5,979	-	-	5,979
Total Investments	$4,067,925	$28,993,300	$-	$33,061,225

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$ 21,599,187	$ -	$ -	$ 21,599,187
Short-Term Investments	73,917	-	-	73,917
Total Investments	$21,673,104	$-	$-	$21,673,104

Strategic US Equity Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks2	$12,400,731	$-	$-	$12,400,731
Short-Term Investments	1,722,786	-	-	1,722,786
Total Investments	$14,123,517	$-	$-	$14,123,517

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

*	The Fund did not hold any Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
2	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation for the International Dividend Income Fund, China Fund and Asia Small Companies Fund. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

The Gold Fund had transfers out of Level 3 into Level 1 as a result of securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, converting to publicly traded securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Gold Fund	China Fund
Beginning balance October 31, 2013	$157,053	$111,441
Transfers into Level 3 during the period	1,082,953	-
Transfers out of Level 3 during the period	(28,771)	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(73,824)	(111,441)
Net purchases	-	-
Net sales	-	-
Balance as of October 31, 2014	$1,137,411	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2014:

	Fair Value October 31, 2014	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Gold Fund - Common Stocks	$1,137,411	Fair Value Pricing	discount for lack of marketability	10% - 20%	decrease
China Fund - Common Stocks	$-	Fair Value Pricing	adjusted by management to reflect current conditions	-	decrease

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Gold Fund and Asia Small Companies Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund and Asia Small Companies Fund financial position, performance and cash flows. The Gold Fund invested in purchased options contracts, written options contracts and warrants during the year ended October 31, 2014. The Asia Small Companies Fund invested in one warrant during the year ended October 31, 2014.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2014 by risk category are as follows:
Gold Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$135,775	Written options contracts, at value	$136,365
	Warrants, at value	35,866	Warrants, at value	-
Total		$171,641		$136,365

Asia Small Companies Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
	Warrants, at value	5,979	Warrants, at value	-
Total		$5,979		$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2014 are as follows:

Gold Fund
	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$49,144	$62,856	$112,000
Total	$49,144	$62,856	$112,000

Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Equity contracts	$(89,348)	$(65,236)	$-	$(154,584)
Warrants	-	-	(3,651)	(3,651)
Total	$(89,348)	$(65,236)	$(3,651)	$(158,235)

Asia Small Companies Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Warrants	$-	$-	$5,979	$5,979
Total	$-	$-	$5,979	$5,979

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2014 are as follows:

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	1,580
Equity contracts	Written options contracts	Number of contracts	(562)
	Warrants	Average Market Value	$33,070

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Asia Small Companies Fund
Derivatives not designated as hedging instruments
	Warrants	Average Market Value	$5,187

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Gold Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/ Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Written options contracts, at value – liability	$136,365	$-	$(136,365)	$-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

Note 13 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2014 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
Gold Fund
Gold Royalties Corp.	$35,223	$756,607	$-	$(538,543)	$253,287	$-	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Gold Royalties Corp.	83,000	2,113,000	—	2,196,000

Note 14 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 15 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014

On November 10, 2014, the Advisor gave a notice that the EP Strategic Equity Fund and EuroPac Hard Asset Fund will liquidate on or before January 8, 2015, which authorizes the termination, liquidation and dissolution of the Funds. In order to effect such liquidation, these Funds are closed to all new investments. Shareholders may redeem their shares until the date of liquidation. On or promptly after the Liquidation Date, the Funds will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of each Fund, in complete redemption and cancellation of the Funds’ shares held by the shareholder, and that each Fund will be dissolved.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EuroPac Gold Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund, EP Strategic US Equity Fund, and EuroPac International Dividend Income Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Funds as of October 31, 2014, and the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2014

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction
For the fiscal year ended October 31, 2014, 0%, 0%, 0%, 0%, 0%, 0%, 0%, 0% and 59.87% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, International Dividend Income Fund, China Fund, Asia Small Companies Fund, Latin America Fund, and Strategic US Equity Fund, respectively.

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, International Dividend Income Fund, China Fund, Asia Small Companies Fund, Latin America, and Strategic US Equity Fund, designates income dividends of 100%, 0%, 0%, 0%, 58.99%, 81.51%, 0%, 100% and 64.20%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2014.

Foreign Taxes Paid
Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, International Dividend Income Fund, designates $1,468,857 of income derived from foreign sources and $108,782 of foreign taxes paid for the fiscal year ended October 31, 2014.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the fiscal year ended October 31, 2014, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock is:

	Foreign Source Income	Foreign Taxes Paid
International Dividend Income Fund	$0.2844	$0.0211

Long-term Capital Gain
The International Bond Fund and Strategic US Equity Fund designates $121,519 and $46,907, respectively, as a long-term capital gain distribution.

Trustees and Officer Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851.  The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	76	None.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - present).	76	None.
William H. Young a (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996-2014). Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006). Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus, NICSA, an investment management trade association (2012 - present).	76	None.
Interested Trustees:
John P. Zader a‡ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, co-administrator for the Funds, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	76	Investment Managers Series Trust II, a registered investment company.
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration, LLC, the co-administrator for the Funds (2006 - present).	76	Investment Managers Series Trust II, a registered investment company.
Officers of the Trust
Maureen Quill a (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice-President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a(born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (2004-2007).	N/A	N/A

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Martin Dziura b (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 39 Stratford Square, Boyerstown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund, EP Strategic US Equity Fund, EuroPac Gold Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Fund Advisory Agreements
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal for an additional one-year term of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) with respect to the EP Asia Small Companies Fund (the “EP Asia Fund”), EP China Fund, EP Latin America Fund (the “Latin America Fund”), EP Strategic U.S. Equity Fund (the “Strategic U.S. Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac International Bond Fund (the “International Bond Fund”) and EuroPac International Value Fund (the “International Value Fund”) series of the Trust;  the Sub-Advisory Agreement between the Investment Advisor and New Sheridan Advisors, Inc. (“New Sheridan”) with respect to the EP Asia Fund, EP China Fund and Latin America Fund; and the Sub-Advisory Agreement between the Investment Advisor and Adrian Day Asset Management (“Adrian Day,” and together with New Sheridan, the “Sub-Advisors”) with respect to the Gold Fund. The Advisory Agreement and the two Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of each applicable Fund and its shareholders.

Background
In advance of the meetings, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund universe (each a “Performance Universe”) for various periods ended June 30, 2014; reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund universe (each an “Expense Universe”); and information about the Investment Advisor’s and Sub-Advisors’ policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor or the Sub-Advisors were present.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund, EP Strategic US Equity Fund, EuroPac Gold Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Nature, Extent and Quality of Services
With respect to the performance results of the Funds, the Trustees reviewed a memorandum from the Investment Advisor explaining that the Investment Advisor primarily assists its U.S. clients in diversifying their investment exposure overseas; that its investment philosophy, which it consistently communicates to its clients, is long-term, value oriented and focused on a continued decline in the value of the U.S. Dollar versus other currencies; and given this thesis, its clients have come to expect, and prefer, a large allocation to commodities and precious metals for the cyclical portion of their portfolios, and to avoid financial investments in overleveraged, developed market economies. In that context, the Trustees noted that the meeting materials indicated as follows:

•
The annualized total return of the EP Asia Fund was above the returns of the MSCI All Country (AC) Asia ex Japan Index and the highest of the funds in the Pacific/Asia ex-Japan Stock Performance Universe and the Performance Peer Group for the three-year period.  For the one-year period, the Fund’s performance was below all of these measures by 638 basis points to 875 basis points.

•
The annualized returns of the EP China Fund for the one- and three-year periods were above the returns of the MSCI China Index, but below the median returns of the China Performance Universe by 198 basis points or less and the Performance Peer Group by 169 basis points or less.

•
The total return of the Latin America Fund was above the returns of the MSCI Emerging Market Latin America Index and the highest of the funds in the Latin America Performance Universe and the Performance Peer Group for the one-year period.

•
The total return of the Strategic U.S. Fund was below the Performance Peer Group median by 940 basis points, the Large Relative Value Performance Universe median by 914 basis points and the returns of the S&P 500 Index by 813 basis points, for the one-year period.  In considering this information, the Board also noted the Investment Advisor’s explanation that the Fund has an overweight allocation to gold mining holdings, which the Investment Advisor expects would outperform in an environment of slow growth and rising inflation, but would underperform when expectations of rising U.S. growth exceed those for the rest of the world, as has been in the case over the past few years; and that the Investment Advisor’s general long-term value oriented approach was out of favor over the past year, when momentum and high growth stocks led the U.S. markets.

•
The performance of the Gold Fund, which had commenced operations July 19, 2013, had exceeded the average performance of funds in the Precious Metals Performance Universe for two out of three calendar quarters, and had exceeded the return of the PHLX Gold & Silver Index for the year-to-date period ended June 30, 2014.

•
The total return of the Hard Asset Fund for the one-year period was below the median of the Performance Peer Group by 1,882 basis points, below the median of the Materials Performance Universe by 1,839 basis points, and below the return of the S&P Global Natural Resources Index by 1,152 basis points. For the three-year period, the Fund’s annualized return was below each of these measures by a range of 383 basis points to 854 basis points.  In considering this information, the Trustees noted Morningstar’s observation that the funds in the Performance Peer Group have wide variation in investment style and varying exposure to commodities.  The Trustees also considered the Investment Advisor’s explanation that the Fund generally has a higher exposure to precious metals than the funds in the Performance Peer Group and the benchmark index; the prior year was a period of very low inflation figures for central banks around the world, and thus commodities tended to underperform other asset classes; and precious metals were one of the worst performers in the commodities sector.  The Trustees noted the Investment Advisor’s belief that if inflation were to increase, the Fund would perform as a reliable hedge with maximum beta and risk adjusted return compared with precious metals, and would also outperform the benchmark and Performance Peer Group.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund, EP Strategic US Equity Fund, EuroPac Gold Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

•
The total return of the International Bond Fund for the one-year period was above the Performance Peer Group and Foreign Bond Performance Universe median returns but was below the JPMorgan GBI Global ex-U.S. FX NY Index return by 41 basis points and the Citigroup World Government Bond Non-USD Index by 37 basis points.  For the three-year period, the Fund’s annualized return exceeded the returns of both Indices but was below the Performance Universe median by 173 basis points and the Peer Group median by 151 basis points.

•
The annualized total returns of the International Value Fund for the one- and three-year periods were below the returns of the MSCI World ex USA Value Index (by 957 basis points and 528 basis points, respectively), below the returns of the MSCI All Country World Ex USA Value Index (by 687 basis points and 302 basis points, respectively), below the median returns of the Foreign Large Core Performance Universe (by 536 basis points and 512 basis points, respectively), and below the median returns of the Performance Peer Group (by 373 basis points and 374 basis points, respectively).  The Trustees also considered the Investment Advisor’s explanation that the Fund’s peer group funds are more benchmark oriented than the Fund and therefore had a much larger allocation to European financials (which performed exceptionally well during the period) than the Fund, while the Fund maintained a larger allocation to precious metal producers; and that banks are likely to reverse their performance once investors realize expected growth recovery will not occur, while ultra-low interest rates in the Eurozone will drive inflation and gold prices higher. The Trustees also considered the Investment Advisor’s assertion that as of August 12, 2014, the Fund was ranked as the top fund in its Morningstar category for the year-to-date period and in the top quartile for one-year performance.

The Board also considered the overall quality of services provided by Investment Advisor and the Sub-Advisors to the Fund.  In doing so, the Board considered the Investment Advisor’s role as each Fund’s investment advisor, noting that the Investment Advisor provides active oversight of the Sub-Advisors with respect to each sub-advised Fund’s operations, including risk management, trading, liquidity, sector diversification and compliance with the Fund’s investment restrictions, and each Sub-Advisor’s specific responsibilities in day-to-day management and oversight of the Fund(s) it manages.  The Board noted the Investment Advisor’s satisfaction with the performance of each Sub-Advisor.  The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds and the commitment of the Investment Advisor to the maintenance and growth of the Funds’ assets.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor and each Sub-Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor and each Sub-Advisor to the relevant Fund(s) were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the Trustees observed the meeting materials indicated as follows:

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) paid by the EP Asia Fund were above the Expense Peer Group and Pacific/Asia ex-Japan Stock Expense Universe medians by eight basis points, and the total expenses (net of fee waivers) paid by the EP Asia Fund were above the Expense Peer Group and Expense Universe medians by 11 basis points and 12 basis points, respectively.  The Trustees noted that the Investment Advisor was waiving a significant portion of its investment advisory fees and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund, EP Strategic US Equity Fund, EuroPac Gold Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) and the total expenses (net of fee waivers) paid by the EP China Fund were below the Expense Peer Group and China Region Expense Universe medians.  The Trustees noted that the Investment Advisor was waiving a significant portion of its investment advisory fees and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) and the total expenses (net of fee waivers) paid by the Latin America Fund were above the Expense Peer Group medians (by eight basis points and 16 basis points, respectively) and Latin America Stock Expense Universe medians (by 5.5 basis points and 14 basis points, respectively).  The Trustees noted that the Investment Advisor was waiving a significant portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee), and that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) paid by the Strategic U.S. Fund were below the Expense Peer Group median and above the Large Blend Expense Universe median by 3.5 basis points.  The total expenses (net of fee waivers) paid by the Fund were below the Expense Peer Group median and above the Expense Universe median by seven basis points.  The Trustees noted that the Investment Advisor was waiving a significant portion of its investment advisory fees and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.  The Trustees also noted that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) paid by the Gold Fund were above the Expense Peer Group and Equity Precious Metals Expense Universe medians by seven basis points and 15 basis points, respectively.  The total expenses (net of fee waivers) paid by the Fund were above the Expense Peer Group and Expense Universe medians by five basis points and 20 basis points, respectively.  The Trustees noted that the Investment Advisor was waiving a significant portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee), and that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) paid by the Hard Asset Fund were above the Expense Peer Group and Natural Resources Expense Universe medians by 26 basis points and 16 basis points, respectively.  The total expenses (net of fee waivers) paid by the Fund were above the Expense Peer Group and Expense Universe medians by 24 basis points and 28 basis points, respectively.  The Trustees noted that the Investment Advisor was waiving a significant portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee), and that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) paid by the International Bond Fund were slightly above the Peer Group median (by less than two basis points) and the same as the World Bond Expense Universe median, and the total expenses (net of fee waivers) were six basis points higher than the Expense Peer Group median and 12 basis points higher than the Expense Universe median.  The Trustees noted that the Investment Advisor was waiving a portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee), and that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Universe.

•
The investment advisory fees (gross of fee waivers by the Investment Advisor) paid by the International Value Fund were 23 basis points higher than the Expense Peer Group and Foreign Large Blend Expense Universe medians.  The total expenses (net of fee waivers) paid by the Fund were 30 basis points higher than the Expense Peer Group and 40 basis points higher than the Expense Universe median.  The Trustees noted that the Investment Advisor was waiving a portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee), and that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Universe.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund, EP Strategic US Equity Fund, EuroPac Gold Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board considered the Investment Advisor’s assertion that each Fund is distinct from its peer group in some way; that the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products; and that this makes it difficult for Morningstar to appropriately categorize the Funds’ strategies and construct peer groups for the Funds.  The Board also considered that most investors in the Funds, the majority of whom purchase shares through the Investment Advisor’s affiliated broker-dealer, EuroPacific Capital, invest in the Funds specifically for this unique investment process and with a long-term focus. The Board noted that advisory fees paid by the Funds to the Investment Advisor are higher than fees paid to the Investment Advisor by its affiliate for which the Investment Advisor provides sub-advisory services.  The Board considered, however, that the Investment Advisor oversees the Funds’ compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor has contractually agreed to limit the Funds’ expenses.

The Board reviewed information regarding the sub-advisory fees charged by each Sub-Advisor with respect to the Fund(s) managed by the Sub-Advisor.  In reviewing information regarding the advisory fees charged by New Sheridan with respect to its Funds, the Board noted that they could not compare New Sheridan’s sub-advisory fees with respect to the Funds to those of any other accounts because New Sheridan currently does not provide advisory services to any clients other than the Funds.  The Board observed that Adrian Day’s sub-advisory fees with respect to the Gold Fund were lower than Adrian Day’s standard fees for separate account clients.  The Board also noted that the Investment Advisor pays the Sub-Advisors’ sub-advisory fees out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor and each Sub-Advisor under its respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended June 30, 2014, and determined that the level of profitability with respect to each Fund was reasonable.  The Board also considered the benefits received by the Investment Advisor, its affiliates and the Sub-Advisors as a result of their relationships with the Funds (other than investment advisory and sub-advisory fees paid to the Investment Advisor and the Sub-Advisors), including research made available to them by broker-dealers providing execution services to the Funds, 12b-1 distribution fees paid to the Investment Advisor’s affiliates, and the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints with respect to any of the Funds, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

EP Asia Small Companies Fund, EP China Fund, EP Latin America Fund, EP Strategic US Equity Fund, EuroPac Gold Fund, EuroPac Hard Asset Fund, EuroPac International Bond Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement with respect to each Fund, as applicable.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$905.60	$8.41
Class I	1,000.00	905.80	7.23
Hypothetical (5% annual return before taxes)	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.62	7.65

*
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2014 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$964.50	$5.70
Class I	1,000.00	964.60	4.46
Hypothetical (5% annual return before taxes)	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	1,000.00	1,019.40	5.86
Class I	1,000.00	1,020.67	4.59

*
Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

EuroPac Hard Asset Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$806.50	$7.97
Class I	1,000.00	807.00	6.84
Hypothetical (5% annual return before taxes)	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.64	7.63

*
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/14	10/31/14	5/1/14 – 10/31/14
Actual Performance	$1,000.00	$759.20	$6.66
Hypothetical (5% annual return before expenses)	1,000.00	1,017.63	7.64

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$950.00	$7.38
Class I	1,000.00	951.10	6.15
Hypothetical (5% annual return before taxes)	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	1,000.00	1,017.64	7.63
Class I	1,000.00	1,018.90	6.37

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2014 (Unaudited)

EP China Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/14	10/31/14	5/1/14 – 10/31/14
Actual Performance	$1,000.00	$1,082.20	$9.18
Hypothetical (5% annual return before expenses)	1,000.00	1,016.38	8.89

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 184/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Asia Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$988.60	$8.77
Class I	1,000.00	990.20	7.53
Hypothetical (5% annual return before taxes)	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.64	7.63

*
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

EP Latin America Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$1,055.30	$9.07
Class I	1,000.00	1,057.00	7.78
Hypothetical (5% annual return before taxes)	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	1,000.00	1,016.38	8.90
Class I	1,000.00	1,017.64	7.63

*
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2014 (Unaudited)

EP Strategic US Equity Fund – Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/14	10/31/14	5/1/14 – 10/31/14
Actual Performance	$1,000.00	$982.30	$6.28
Hypothetical (5% annual return before expenses)	1,000.00	1,018.87	6.40

*
Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect to six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Euro Pacific  Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Euro Pacific Asset Management, LLC
53 Palmeras  Street, Suite 801
Puerta de Tierra Ward
 San Juan, Puerto Rico 00902

Sub-Advisor
New Sheridan Advisors, Inc.
18201 Von Karman, Suite 480
Irvine, California 92612

Sub-Advisor
Global Strategic Management
dba Adrian Day Asset Management
801 Compass Way, Suite 207
P.O. Box 6643
Annapolis, Maryland 21401

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac Hard Asset Fund – Class A	EPHAX	461 418 436
EuroPac Hard Asset Fund – Class I	EPHIX	461 41P 644
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP China Fund – Class A	EPHCX	461 418 857
EP Asia Small Companies Fund – Class A	EPASX	461 418 550
EP Asia Small Companies Fund – Class I	EPEIX	461 41P 636
EP Latin America Fund – Class A	EPLAX	461 418 352
EP Latin America Fund – Class I	EPWIX	461 41P 628
EP Strategic US Equity Fund – Class A	EPUSX	461 418 279

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EuroPac Gold Fund, EuroPac International Dividend Income Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund and EP Strategic US Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Euro Pacific Funds
P. O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2014	FYE 10/31/2013
Audit Fees	$127,500	$108,000
Audit-Related Fees	N/A	N/A
Tax Fees	$22,500	$20,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2014	FYE 10/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2014	FYE 10/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2015